UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   811-05083

VANECK VIP TRUST

(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation

666 THIRD AVENUE, NEW YORK, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:     DECEMBER 31

Date of reporting period:   DECEMBER 31, 2025

Item 1.	REPORTS TO STOCKHOLDERS.

VanEck VIP Emerging Markets Bond Fund

Initial Class

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck VIP Emerging Markets Bond Fund (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Initial Class	$120	1.10%
Footnote	Description
Footnote*	Does not include insurance/annuity fees and expenses

How did the Fund perform last year?

  Emerging markets bonds delivered strong gains in 2025 driven by appreciation in local currencies from a weaker US dollar, high carry from sovereign local bonds, and a decline in bond yields in emerging markets.

  Relative to its benchmark, 50% J.P. Morgan GBI-EM Global Diversified Index / 50% J.P. Morgan EMBI Global Diversified Index, the Fund outperformed primarily due to selective country positioning within sovereign debt.

  In terms of country of risk, South Africa, Mexico, and Ecuador were the top contributors to performance while Turkey, Senegal, and Ukraine detracted the most.

  Hard and local-currency sovereign bonds contributed the most to performance, while the quasi-sovereign segment detracted slightly during the period.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Initial Class	ICE BofA Global Broad Market Plus Index	50% GBI-EM 50% EMBI
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,961	$10,097	$10,008
Feb 16	$10,105	$10,314	$10,176
Mar 16	$10,406	$10,578	$10,801
Apr 16	$10,550	$10,713	$11,036
May 16	$10,485	$10,581	$10,726
Jun 16	$10,708	$10,889	$11,223
Jul 16	$10,813	$10,972	$11,357
Aug 16	$10,747	$10,922	$11,461
Sep 16	$10,786	$10,975	$11,600
Oct 16	$10,786	$10,685	$11,479
Nov 16	$10,511	$10,268	$10,841
Dec 16	$10,642	$10,225	$11,015
Jan 17	$10,818	$10,336	$11,218
Feb 17	$11,140	$10,389	$11,432
Mar 17	$11,207	$10,402	$11,586
Apr 17	$11,274	$10,518	$11,740
May 17	$11,368	$10,673	$11,907
Jun 17	$11,462	$10,664	$11,926
Jul 17	$11,596	$10,838	$12,100
Aug 17	$11,784	$10,947	$12,315
Sep 17	$11,959	$10,851	$12,295
Oct 17	$12,026	$10,808	$12,144
Nov 17	$11,811	$10,921	$12,250
Dec 17	$11,945	$10,961	$12,419
Jan 18	$12,122	$11,082	$12,694
Feb 18	$12,065	$10,984	$12,502
Mar 18	$12,252	$11,101	$12,584
Apr 18	$12,021	$10,929	$12,306
May 18	$11,544	$10,845	$11,942
Jun 18	$11,241	$10,797	$11,700
Jul 18	$11,602	$10,780	$11,961
Aug 18	$11,255	$10,784	$11,493
Sep 18	$11,414	$10,695	$11,729
Oct 18	$11,313	$10,583	$11,488
Nov 18	$11,154	$10,622	$11,625
Dec 18	$11,212	$10,836	$11,779
Jan 19	$11,800	$11,001	$12,361
Feb 19	$11,829	$10,940	$12,355
Mar 19	$11,873	$11,079	$12,361
Apr 19	$11,902	$11,048	$12,365
May 19	$11,829	$11,204	$12,408
Jun 19	$12,322	$11,451	$12,961
Jul 19	$12,569	$11,425	$13,100
Aug 19	$11,844	$11,671	$12,976
Sep 19	$12,119	$11,548	$13,009
Oct 19	$12,134	$11,624	$13,215
Nov 19	$12,119	$11,532	$13,064
Dec 19	$12,627	$11,591	$13,465
Jan 20	$12,699	$11,746	$13,481
Feb 20	$12,554	$11,833	$13,186
Mar 20	$9,930	$11,576	$11,543
Apr 20	$10,278	$11,792	$11,899
May 20	$11,293	$11,857	$12,568
Jun 20	$12,076	$11,963	$12,818
Jul 20	$12,641	$12,344	$13,249
Aug 20	$12,974	$12,304	$13,262
Sep 20	$12,725	$12,263	$13,007
Oct 20	$12,725	$12,251	$13,033
Nov 20	$13,302	$12,463	$13,642
Dec 20	$13,753	$12,617	$14,009
Jan 21	$13,660	$12,483	$13,858
Feb 21	$13,551	$12,235	$13,496
Mar 21	$13,270	$12,004	$13,224
Apr 21	$13,707	$12,153	$13,520
May 21	$13,925	$12,249	$13,760
Jun 21	$13,816	$12,169	$13,727
Jul 21	$13,675	$12,323	$13,727
Aug 21	$13,803	$12,272	$13,847
Sep 21	$13,442	$12,036	$13,466
Oct 21	$13,442	$12,003	$13,378
Nov 21	$13,163	$11,966	$13,072
Dec 21	$13,196	$11,937	$13,266
Jan 22	$13,015	$11,675	$13,076
Feb 22	$12,753	$11,530	$12,322
Mar 22	$12,671	$11,173	$12,173
Apr 22	$12,064	$10,564	$11,466
May 22	$12,129	$10,593	$11,569
Jun 22	$11,325	$10,256	$10,952
Jul 22	$11,653	$10,486	$11,126
Aug 22	$11,817	$10,067	$11,066
Sep 22	$11,112	$9,531	$10,445
Oct 22	$10,871	$9,461	$10,407
Nov 22	$11,955	$9,907	$11,173
Dec 22	$12,282	$9,949	$11,311
Jan 23	$12,953	$10,265	$11,734
Feb 23	$12,557	$9,932	$11,419
Mar 23	$12,746	$10,245	$11,708
Apr 23	$12,832	$10,297	$11,790
May 23	$12,729	$10,102	$11,664
Jun 23	$13,073	$10,104	$11,984
Jul 23	$13,297	$10,161	$12,272
Aug 23	$12,928	$10,029	$12,016
Sep 23	$12,641	$9,730	$11,658
Oct 23	$12,461	$9,607	$11,548
Nov 23	$13,161	$10,088	$12,180
Dec 23	$13,682	$10,509	$12,664
Jan 24	$13,538	$10,376	$12,503
Feb 24	$13,556	$10,238	$12,528
Mar 24	$13,664	$10,295	$12,657
Apr 24	$13,467	$10,029	$12,391
May 24	$13,682	$10,165	$12,603
Jun 24	$13,736	$10,185	$12,573
Jul 24	$13,987	$10,469	$12,834
Aug 24	$14,332	$10,712	$13,180
Sep 24	$14,795	$10,893	$13,525
Oct 24	$14,409	$10,526	$13,096
Nov 24	$14,313	$10,571	$13,137
Dec 24	$14,061	$10,335	$12,919
Jan 25	$14,332	$10,397	$13,144
Feb 25	$14,544	$10,558	$13,291
Mar 25	$14,486	$10,622	$13,343
Apr 25	$14,660	$10,926	$13,544
May 25	$14,911	$10,875	$13,716
Jun 25	$15,471	$11,082	$14,073
Jul 25	$15,433	$10,919	$14,109
Aug 25	$15,847	$11,078	$14,376
Sep 25	$16,132	$11,154	$14,604
Oct 25	$16,295	$11,129	$14,793
Nov 25	$16,499	$11,156	$14,923
Dec 25	$16,662	$11,167	$15,089

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Initial Class	18.49%	3.91%	5.24%
50% GBI-EM 50% EMBI	16.80%	1.50%	4.20%
ICE BofA Global Broad Market Plus Index	8.05%	(2.41)%	1.11%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information. The Fund is only available as an option under various insurance contracts issued by life insurance and annuity companies. The fees charged by insurance and annuity companies are not included in Fund performance.

Key Fund Statistics

  Total Net Assets$24,396,366
  Number of Portfolio Holdings113
  Portfolio Turnover Rate214%
  Advisory Fees Paid$38,848

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		1.3%
Other Investments		2.2%
Money Market Fund		3.2%
Financials		1.0%
Energy		2.2%
Government		90.1%

Top Ten Holdings (% of Total Net Assets)

Mexican Bonos, 8.00%, 11/7/2047	3.9%
Mexican Bonos, 7.75%, 11/13/2042	3.5%
Invesco Treasury Portfolio - Institutional Class	3.2%
UAE International Government Bond, 2.88%, 10/19/2041	2.8%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2027	2.5%
Republic of Poland Government Bond, 5.00%, 10/25/2035	2.5%
Bonos de la Tesoreria de la Republica en pesos, 6.00%, 4/1/2033	2.5%
Malaysia Government Bond, 3.34%, 5/15/2030	2.1%
Peru Government Bond, 7.60%, 8/12/2039	2.1%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2033	2.1%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your insurance company if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

VanEck VIP Emerging Markets Fund

Initial Class

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck VIP Emerging Markets Fund (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Initial Class	$150	1.30%
Footnote	Description
Footnote*	Does not include insurance/annuity fees and expenses

How did the Fund perform last year?

  Emerging market equities delivered strong performance in 2025, outperforming U.S. and global equities as moderating inflation, supportive policy shifts, a weaker U.S. dollar, and accelerating structural growth drivers underpinned a broad, durable recovery.

  Relative to its benchmark, the MSCI Emerging Markets Investable Markets Index, during the period the Fund underperformed primarily due to stock selection within China.

  From a country perspective, South Korea contributed the most to the Fund’s performance during the period, followed by Taiwan and Brazil. Turkey detracted the most to the Fund’s performance during the period, followed by Kazakhstan and Argentina.

  From a sector perspective, information technology contributed the most to the Fund’s performance during the period, followed by financials and consumer discretionary. Real estate detracted the most to the Fund’s performance during the period, followed by consumer staples.

  The leading individual contributors to performance were SK hynix Inc., Taiwan Semiconductor Manufacturing Co., Ltd. and Lion Finance Group PLC.

  The leading individual detractors to performance were Oberoi Realty Limited, Sterling And Wilson Renewable Energy Limited and MLP Saglik Hizmetleri AS.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Initial Class	MSCI Emerging Markets IMI Index
Dec 15	$10,000	$10,000
Jan 16	$9,038	$9,331
Feb 16	$8,817	$9,313
Mar 16	$9,837	$10,503
Apr 16	$9,972	$10,574
May 16	$9,904	$10,183
Jun 16	$10,135	$10,569
Jul 16	$10,530	$11,089
Aug 16	$10,828	$11,355
Sep 16	$10,944	$11,502
Oct 16	$10,828	$11,502
Nov 16	$10,164	$10,971
Dec 16	$10,010	$10,990
Jan 17	$10,553	$11,580
Feb 17	$10,756	$11,967
Mar 17	$11,250	$12,271
Apr 17	$11,927	$12,522
May 17	$12,401	$12,855
Jun 17	$12,584	$12,980
Jul 17	$13,387	$13,713
Aug 17	$13,803	$14,014
Sep 17	$13,900	$13,966
Oct 17	$14,432	$14,456
Nov 17	$14,519	$14,514
Dec 17	$15,119	$15,037
Jan 18	$16,203	$16,241
Feb 18	$15,524	$15,502
Mar 18	$15,340	$15,226
Apr 18	$14,836	$15,165
May 18	$14,593	$14,656
Jun 18	$13,866	$14,005
Jul 18	$13,866	$14,297
Aug 18	$12,974	$13,920
Sep 18	$12,538	$13,802
Oct 18	$11,326	$12,572
Nov 18	$11,975	$13,108
Dec 18	$11,568	$12,775
Jan 19	$12,782	$13,846
Feb 19	$13,022	$13,894
Mar 19	$13,371	$14,012
Apr 19	$13,990	$14,278
May 19	$13,072	$13,278
Jun 19	$14,129	$14,072
Jul 19	$14,020	$13,896
Aug 19	$13,650	$13,216
Sep 19	$13,830	$13,469
Oct 19	$14,209	$14,032
Nov 19	$14,389	$14,005
Dec 19	$15,107	$15,030
Jan 20	$14,708	$14,340
Feb 20	$14,229	$13,557
Mar 20	$11,196	$11,362
Apr 20	$12,373	$12,453
May 20	$12,942	$12,568
Jun 20	$14,060	$13,513
Jul 20	$14,868	$14,725
Aug 20	$15,448	$15,078
Sep 20	$15,186	$14,836
Oct 20	$15,637	$15,103
Nov 20	$16,885	$16,570
Dec 20	$17,713	$17,795
Jan 21	$18,542	$18,284
Feb 21	$18,636	$18,523
Mar 21	$17,829	$18,303
Apr 21	$18,343	$18,829
May 21	$18,343	$19,270
Jun 21	$18,500	$19,351
Jul 21	$17,346	$18,173
Aug 21	$17,779	$18,616
Sep 21	$16,988	$17,921
Oct 21	$17,042	$18,080
Nov 21	$15,915	$17,369
Dec 21	$15,611	$17,745
Jan 22	$14,787	$17,352
Feb 22	$13,508	$16,844
Mar 22	$12,857	$16,566
Apr 22	$11,958	$15,656
May 22	$12,044	$15,682
Jun 22	$11,296	$14,562
Jul 22	$11,708	$14,580
Aug 22	$11,548	$14,680
Sep 22	$10,245	$12,991
Oct 22	$10,422	$12,640
Nov 22	$12,037	$14,421
Dec 22	$11,806	$14,226
Jan 23	$12,960	$15,312
Feb 23	$12,050	$14,391
Mar 23	$12,091	$14,787
Apr 23	$12,064	$14,654
May 23	$11,792	$14,462
Jun 23	$12,240	$15,026
Jul 23	$13,027	$15,967
Aug 23	$12,594	$15,089
Sep 23	$12,045	$14,707
Oct 23	$11,510	$14,116
Nov 23	$12,594	$15,278
Dec 23	$12,960	$15,886
Jan 24	$12,608	$15,214
Feb 24	$13,241	$15,893
Mar 24	$13,565	$16,230
Apr 24	$13,565	$16,339
May 24	$13,959	$16,434
Jun 24	$14,100	$17,064
Jul 24	$14,001	$17,106
Aug 24	$14,232	$17,386
Sep 24	$14,590	$18,470
Oct 24	$14,032	$17,657
Nov 24	$13,574	$17,058
Dec 24	$13,116	$17,013
Jan 25	$13,259	$17,203
Feb 25	$13,388	$17,211
Mar 25	$13,374	$17,301
Apr 25	$13,703	$17,562
May 25	$14,318	$18,402
Jun 25	$15,219	$19,500
Jul 25	$15,076	$19,843
Aug 25	$15,586	$20,136
Sep 25	$16,465	$21,427
Oct 25	$17,200	$22,266
Nov 25	$16,739	$21,762
Dec 25	$17,041	$22,350

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Initial Class	29.92%	(0.77)%	5.48%
MSCI Emerging Markets IMI Index	31.38%	4.66%	8.37%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information. The Fund is only available as an option under various insurance contracts issued by life insurance and annuity companies. The fees charged by insurance and annuity companies are not included in Fund performance.

Key Fund Statistics

  Total Net Assets$70,883,572
  Number of Portfolio Holdings76
  Portfolio Turnover Rate34%
  Advisory Fees Paid$779,766

What did the Fund invest in?

Top Ten Holdings (% of Total Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
SK Hynix, Inc.	6.4%
Tencent Holdings Ltd.	4.2%
Samsung Electronics Co. Ltd.	3.9%
Alibaba Group Holding Ltd.	3.1%
Reliance Industries Ltd.	2.9%
Chroma ATE, Inc.	2.4%
HDFC Bank Ltd.	2.1%
Prosus NV	1.9%
International Container Terminal Services, Inc.	1.8%

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(1.7)%
Other Investments		0.2%
Consumer Staples		1.4%
Energy		3.4%
Health Care		4.8%
Real Estate		6.7%
Communication Services		8.4%
Industrials		11.8%
Consumer Discretionary		17.7%
Financials		21.9%
Information Technology		25.4%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your insurance company if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

VanEck VIP Emerging Markets Fund

Class S

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck VIP Emerging Markets Fund (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Class S	$178	1.55%
Footnote	Description
Footnote*	Does not include insurance/annuity fees and expenses

How did the Fund perform last year?

  Emerging market equities delivered strong performance in 2025, outperforming U.S. and global equities as moderating inflation, supportive policy shifts, a weaker U.S. dollar, and accelerating structural growth drivers underpinned a broad, durable recovery.

  Relative to its benchmark, the MSCI Emerging Markets Investable Markets Index, during the period the Fund underperformed primarily due to stock selection within China.

  From a country perspective, South Korea contributed the most to the Fund’s performance during the period, followed by Taiwan and Brazil. Turkey detracted the most to the Fund’s performance during the period, followed by Kazakhstan and Argentina.

  From a sector perspective, information technology contributed the most to the Fund’s performance during the period, followed by financials and consumer discretionary. Real estate detracted the most to the Fund’s performance during the period, followed by consumer staples.

  The leading individual contributors to performance were SK hynix Inc., Taiwan Semiconductor Manufacturing Co., Ltd. and Lion Finance Group PLC.

  The leading individual detractors to performance were Oberoi Realty Limited, Sterling And Wilson Renewable Energy Limited and MLP Saglik Hizmetleri AS.

How did the Fund perform since inception?

This chart shows the value of a hypothetical $10,000 investment in the Fund since inception (5/2/2016).

Cumulative Performance Based on $10,000 Investment

	Class S	MSCI Emerging Markets IMI Index
May 16	$10,000	$10,000
May 16	$9,942	$9,680
Jun 16	$10,164	$10,047
Jul 16	$10,551	$10,542
Aug 16	$10,841	$10,794
Sep 16	$10,957	$10,934
Oct 16	$10,841	$10,934
Nov 16	$10,164	$10,430
Dec 16	$10,010	$10,447
Jan 17	$10,545	$11,008
Feb 17	$10,739	$11,376
Mar 17	$11,234	$11,665
Apr 17	$11,904	$11,904
May 17	$12,370	$12,220
Jun 17	$12,545	$12,339
Jul 17	$13,341	$13,036
Aug 17	$13,749	$13,322
Sep 17	$13,837	$13,276
Oct 17	$14,361	$13,742
Nov 17	$14,439	$13,798
Dec 17	$15,031	$14,295
Jan 18	$16,099	$15,439
Feb 18	$15,419	$14,737
Mar 18	$15,235	$14,474
Apr 18	$14,720	$14,416
May 18	$14,487	$13,933
Jun 18	$13,759	$13,314
Jul 18	$13,749	$13,591
Aug 18	$12,866	$13,233
Sep 18	$12,429	$13,120
Oct 18	$11,225	$11,951
Nov 18	$11,875	$12,461
Dec 18	$11,458	$12,144
Jan 19	$12,656	$13,163
Feb 19	$12,895	$13,208
Mar 19	$13,235	$13,320
Apr 19	$13,844	$13,573
May 19	$12,925	$12,622
Jun 19	$13,973	$13,377
Jul 19	$13,864	$13,209
Aug 19	$13,494	$12,563
Sep 19	$13,664	$12,804
Oct 19	$14,043	$13,339
Nov 19	$14,223	$13,313
Dec 19	$14,922	$14,288
Jan 20	$14,522	$13,632
Feb 20	$14,053	$12,887
Mar 20	$11,049	$10,801
Apr 20	$12,207	$11,839
May 20	$12,756	$11,948
Jun 20	$13,864	$12,846
Jul 20	$14,662	$13,997
Aug 20	$15,230	$14,333
Sep 20	$14,957	$14,103
Oct 20	$15,397	$14,357
Nov 20	$16,625	$15,752
Dec 20	$17,443	$16,916
Jan 21	$18,250	$17,381
Feb 21	$18,334	$17,608
Mar 21	$17,537	$17,399
Apr 21	$18,041	$17,899
May 21	$18,030	$18,318
Jun 21	$18,177	$18,396
Jul 21	$17,034	$17,276
Aug 21	$17,457	$17,697
Sep 21	$16,677	$17,036
Oct 21	$16,720	$17,187
Nov 21	$15,615	$16,511
Dec 21	$15,311	$16,869
Jan 22	$14,499	$16,495
Feb 22	$13,242	$16,012
Mar 22	$12,592	$15,748
Apr 22	$11,703	$14,883
May 22	$11,790	$14,908
Jun 22	$11,053	$13,843
Jul 22	$11,443	$13,860
Aug 22	$11,294	$13,955
Sep 22	$10,017	$12,350
Oct 22	$10,194	$12,016
Nov 22	$11,757	$13,709
Dec 22	$11,525	$13,523
Jan 23	$12,640	$14,556
Feb 23	$11,770	$13,680
Mar 23	$11,797	$14,056
Apr 23	$11,757	$13,930
May 23	$11,498	$13,748
Jun 23	$11,933	$14,284
Jul 23	$12,694	$15,179
Aug 23	$12,277	$14,344
Sep 23	$11,729	$13,981
Oct 23	$11,209	$13,419
Nov 23	$12,263	$14,523
Dec 23	$12,614	$15,102
Jan 24	$12,263	$14,463
Feb 24	$12,881	$15,109
Mar 24	$13,190	$15,429
Apr 24	$13,190	$15,533
May 24	$13,569	$15,622
Jun 24	$13,709	$16,221
Jul 24	$13,611	$16,261
Aug 24	$13,828	$16,527
Sep 24	$14,170	$17,558
Oct 24	$13,629	$16,786
Nov 24	$13,187	$16,216
Dec 24	$12,732	$16,173
Jan 25	$12,874	$16,354
Feb 25	$12,988	$16,361
Mar 25	$12,974	$16,447
Apr 25	$13,287	$16,695
May 25	$13,899	$17,493
Jun 25	$14,754	$18,537
Jul 25	$14,612	$18,863
Aug 25	$15,117	$19,142
Sep 25	$15,961	$20,369
Oct 25	$16,662	$21,167
Nov 25	$16,218	$20,687
Dec 25	$16,504	$21,247

Average Annual Total Returns

.	1 Year	5 Years	Life*
Class S	29.63%	(1.10)%	5.32%
MSCI Emerging Markets IMI Index	31.38%	4.66%	8.11%

* Inception of Fund: 05/02/2016.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information. The Fund is only available as an option under various insurance contracts issued by life insurance and annuity companies. The fees charged by insurance and annuity companies are not included in Fund performance.

Key Fund Statistics

  Total Net Assets$70,883,572
  Number of Portfolio Holdings76
  Portfolio Turnover Rate34%
  Advisory Fees Paid$779,766

What did the Fund invest in?

Top Ten Holdings (% of Total Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
SK Hynix, Inc.	6.4%
Tencent Holdings Ltd.	4.2%
Samsung Electronics Co. Ltd.	3.9%
Alibaba Group Holding Ltd.	3.1%
Reliance Industries Ltd.	2.9%
Chroma ATE, Inc.	2.4%
HDFC Bank Ltd.	2.1%
Prosus NV	1.9%
International Container Terminal Services, Inc.	1.8%

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(1.7)%
Other Investments		0.2%
Consumer Staples		1.4%
Energy		3.4%
Health Care		4.8%
Real Estate		6.7%
Communication Services		8.4%
Industrials		11.8%
Consumer Discretionary		17.7%
Financials		21.9%
Information Technology		25.4%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your insurance company if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

VanEck VIP Global Gold Fund

Class S

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck VIP Global Gold Fund (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Class S	$265	1.45%
Footnote	Description
Footnote*	Does not include insurance/annuity fees and expenses

How did the Fund perform last year?

  During the period, gold prices remained well supported, reflecting continued central bank demand, easing monetary policy expectations and persistent geopolitical uncertainty. Gold mining equities benefited from higher realized gold prices and disciplined cost management, which supported cash flow generation and balance sheet strength across much of the industry.

  On an absolute basis, the Fund’s exposure to senior and major gold miners was the largest contributor to performance. Among them, Agnico Eagle Mines was the top contributor for the period and AngloGold Ashanti also performed well. Among growth-oriented producers, G Mining Ventures was a significant contributor as investors continued to recognize the quality and scale of its development pipeline.

  Mid-tier gold miners were also additive overall, supported by selective exposure to companies with visible production growth and improving margins. While junior developers and producers delivered strong returns overall, performance within the segment was more dispersed, reflecting project-specific execution risks and financing considerations.

  On the detractor side, exposure to non-core holdings and early-stage exploration companies weighed modestly on results. Freeport-McMoRan detracted slightly as copper market volatility and macro uncertainty pressured sentiment, while Spartan Resources and Tectonic Metals were negatively impacted by exploration-related uncertainty and limited near-term catalysts.

  Relative to the benchmark, the NYSE Arca Gold Miners Index, the Fund benefited from positive security selection across all segments and an overweight to junior developers. Allocation effects were modest, with overweights to bullion and cash detracting.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Class S	MSCI ACWI Index	NYSE Arca Gold Miners Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,717	$9,397	$10,333
Feb 16	$12,651	$9,332	$14,061
Mar 16	$13,587	$10,024	$14,621
Apr 16	$17,957	$10,172	$18,726
May 16	$15,855	$10,185	$16,490
Jun 16	$19,371	$10,123	$20,240
Jul 16	$21,286	$10,559	$22,276
Aug 16	$18,019	$10,595	$18,643
Sep 16	$19,143	$10,660	$19,344
Oct 16	$17,749	$10,479	$17,930
Nov 16	$14,690	$10,558	$15,256
Dec 16	$14,794	$10,786	$15,424
Jan 17	$17,058	$11,081	$17,535
Feb 17	$16,384	$11,392	$16,846
Mar 17	$16,341	$11,532	$16,734
Apr 17	$15,732	$11,711	$16,408
May 17	$15,949	$11,970	$16,715
Jun 17	$16,232	$12,024	$16,236
Jul 17	$16,297	$12,360	$16,813
Aug 17	$17,427	$12,408	$18,128
Sep 17	$16,297	$12,647	$16,937
Oct 17	$15,385	$12,910	$16,585
Nov 17	$15,385	$13,160	$16,543
Dec 17	$16,514	$13,372	$17,297
Jan 18	$16,673	$14,127	$17,635
Feb 18	$15,178	$13,533	$15,884
Mar 18	$15,490	$13,244	$16,330
Apr 18	$15,691	$13,370	$16,606
May 18	$15,758	$13,387	$16,630
Jun 18	$15,624	$13,314	$16,585
Jul 18	$14,999	$13,716	$15,854
Aug 18	$13,213	$13,824	$13,863
Sep 18	$12,901	$13,884	$13,820
Oct 18	$12,745	$12,843	$14,088
Nov 18	$12,467	$13,031	$14,260
Dec 18	$13,922	$12,113	$15,797
Jan 19	$15,063	$13,070	$16,978
Feb 19	$15,108	$13,419	$16,705
Mar 19	$14,750	$13,588	$16,830
Apr 19	$13,810	$14,047	$15,679
May 19	$14,459	$13,214	$16,161
Jun 19	$16,988	$14,079	$19,243
Jul 19	$17,772	$14,120	$20,122
Aug 19	$19,607	$13,785	$22,456
Sep 19	$17,593	$14,075	$20,207
Oct 19	$18,219	$14,460	$21,082
Nov 19	$17,234	$14,813	$20,351
Dec 19	$19,316	$15,335	$22,256
Jan 20	$19,338	$15,166	$21,937
Feb 20	$17,503	$13,941	$20,153
Mar 20	$14,951	$12,059	$17,802
Apr 20	$21,330	$13,350	$24,681
May 20	$23,300	$13,931	$26,068
Jun 20	$25,784	$14,376	$27,733
Jul 20	$29,970	$15,137	$32,627
Aug 20	$29,711	$16,063	$32,091
Sep 20	$28,152	$15,545	$29,756
Oct 20	$26,914	$15,167	$28,506
Nov 20	$25,126	$17,037	$26,325
Dec 20	$26,777	$17,828	$27,527
Jan 21	$24,851	$17,747	$26,476
Feb 21	$21,825	$18,158	$23,930
Mar 21	$22,215	$18,643	$24,763
Apr 21	$23,911	$19,458	$26,309
May 21	$27,235	$19,761	$30,074
Jun 21	$23,636	$20,021	$25,987
Jul 21	$24,163	$20,159	$26,788
Aug 21	$22,868	$20,664	$25,006
Sep 21	$20,844	$19,810	$22,561
Oct 21	$22,631	$20,821	$24,337
Nov 21	$22,579	$20,320	$24,416
Dec 21	$23,026	$21,133	$24,948
Jan 22	$21,527	$20,095	$23,535
Feb 22	$23,788	$19,576	$26,878
Mar 22	$26,075	$20,000	$29,934
Apr 22	$23,814	$18,399	$27,484
May 22	$21,554	$18,420	$24,917
Jun 22	$18,636	$16,868	$21,478
Jul 22	$18,426	$18,046	$20,483
Aug 22	$16,954	$17,381	$18,684
Sep 22	$16,822	$15,717	$18,765
Oct 22	$16,559	$16,666	$18,937
Nov 22	$19,687	$17,958	$22,541
Dec 22	$19,950	$17,252	$22,795
Jan 23	$22,106	$18,488	$25,391
Feb 23	$19,162	$17,958	$21,762
Mar 23	$22,079	$18,512	$25,828
Apr 23	$23,052	$18,778	$26,767
May 23	$21,501	$18,577	$24,477
Jun 23	$21,028	$19,656	$23,870
Jul 23	$21,632	$20,375	$24,954
Aug 23	$20,739	$19,806	$23,399
Sep 23	$18,689	$18,987	$21,497
Oct 23	$19,503	$18,416	$22,392
Nov 23	$21,922	$20,116	$24,921
Dec 23	$22,027	$21,082	$25,211
Jan 24	$20,055	$21,206	$22,733
Feb 24	$18,846	$22,116	$21,346
Mar 24	$22,342	$22,810	$25,532
Apr 24	$23,104	$22,057	$27,093
May 24	$24,787	$22,953	$28,714
Jun 24	$23,788	$23,464	$27,650
Jul 24	$26,048	$23,843	$30,667
Aug 24	$26,579	$24,448	$31,415
Sep 24	$27,686	$25,016	$32,381
Oct 24	$29,172	$24,455	$32,840
Nov 24	$27,227	$25,369	$30,512
Dec 24	$25,201	$24,769	$27,893
Jan 25	$28,605	$25,600	$32,053
Feb 25	$29,469	$25,446	$32,697
Mar 25	$33,872	$24,441	$37,734
Apr 25	$36,762	$24,669	$40,352
May 25	$38,464	$26,087	$41,569
Jun 25	$39,625	$27,258	$42,827
Jul 25	$38,761	$27,628	$42,577
Aug 25	$47,174	$28,310	$51,829
Sep 25	$55,881	$29,336	$62,709
Oct 25	$53,773	$29,992	$59,323
Nov 25	$62,534	$29,989	$68,330
Dec 25	$66,641	$30,302	$72,042

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class S	164.43%	20.00%	20.89%
NYSE Arca Gold Miners Index	158.28%	21.22%	21.83%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information. The Fund is only available as an option under various insurance contracts issued by life insurance and annuity companies. The fees charged by insurance and annuity companies are not included in Fund performance.

Key Fund Statistics

  Total Net Assets$143,096,105
  Number of Portfolio Holdings49
  Portfolio Turnover Rate55%
  Advisory Fees Paid$707,066

What did the Fund invest in?

Top Ten Holdings (% of Total Net Assets)

Newmont Corp.	8.6%
G Mining Ventures Corp.	6.8%
Agnico Eagle Mines Ltd.	6.6%
Barrick Mining Corp.	5.9%
Anglogold Ashanti PLC	5.4%
Alamos Gold, Inc.	5.1%
Pan American Silver Corp.	3.6%
Gold Fields Ltd.	3.6%
Kinross Gold Corp.	3.6%
Montage Gold Corp.	3.5%

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.3)%
Other Investments		0.8%
Diversified Metals & Mining		1.4%
Gold		98.1%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your insurance company if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

VanEck VIP Global Resources Fund

Initial Class

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck VIP Global Resources Fund (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Initial Class	$127	1.08%
Footnote	Description
Footnote*	Does not include insurance/annuity fees and expenses

How did the Fund perform last year?

  During the period, commodities and resource equities rebounded, supported by improving global growth expectations, easing financial conditions and tightening supply across several key commodity markets. Gold prices reached record highs amid persistent geopolitical uncertainty and sustained central bank demand, while base and industrial metals benefited from supply constraints and growing demand tied to electrification, infrastructure investment and data-center-driven power needs. While concerns around China’s uneven economic recovery periodically weighed on sentiment, markets increasingly responded to underlying fundamentals.

  On an absolute basis, the Fund’s exposure to Gold & Precious Metals and Base & Industrial Metals were the largest contributor to performance. Gold & Precious Metals companies benefited from significant margin expansion and Base & Industrial Metals companies advanced as copper and aluminum prices strengthened. Oil & Gas also contributed positively for much of the period, supported by capital discipline and shareholder return programs.

  From a sector standpoint, the Fund’s largest absolute detractors were Paper & Forest and Other Materials.

  On an individual security basis, the Fund’s largest contributors included gold mining companies Kinross Gold, Barrick Mining Corp. and Newmont Corp., all of which benefited from record gold prices, strong free cash flow generation and disciplined capital allocation. The largest individual detractors included International Paper Co., Graphic Packaging Holding and West Fraser Timber Co. Ltd., reflecting weaker crop protection demand, inventory normalization and softer packaging and construction-related activity.

  Relative to the benchmark, the S&P Global Natural Resources Index, the Fund outperformed primarily due to overweight positioning and strong security selection within Gold & Precious Metals, a substantial underweight allocation to Paper & Forest, and effective security selection within Base & Industrial Metals.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Initial Class	MSCI ACWI Index	S&P Global Natural Resources Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,608	$9,397	$9,287
Feb 16	$9,936	$9,332	$9,946
Mar 16	$11,097	$10,024	$10,911
Apr 16	$12,781	$10,172	$12,120
May 16	$12,293	$10,185	$11,411
Jun 16	$12,835	$10,123	$11,649
Jul 16	$13,180	$10,559	$12,166
Aug 16	$13,216	$10,595	$12,079
Sep 16	$13,782	$10,660	$12,334
Oct 16	$13,323	$10,479	$12,342
Nov 16	$14,782	$10,558	$12,773
Dec 16	$14,371	$10,786	$13,145
Jan 17	$14,913	$11,081	$13,732
Feb 17	$14,055	$11,392	$13,535
Mar 17	$13,883	$11,532	$13,509
Apr 17	$13,151	$11,711	$13,433
May 17	$12,525	$11,970	$13,366
Jun 17	$12,079	$12,024	$13,362
Jul 17	$12,889	$12,360	$14,149
Aug 17	$12,412	$12,408	$14,340
Sep 17	$13,115	$12,647	$14,782
Oct 17	$12,752	$12,910	$15,103
Nov 17	$12,948	$13,160	$15,176
Dec 17	$14,127	$13,372	$16,034
Jan 18	$14,460	$14,127	$16,874
Feb 18	$13,478	$13,533	$16,008
Mar 18	$13,424	$13,244	$15,749
Apr 18	$14,222	$13,370	$16,527
May 18	$14,300	$13,387	$16,760
Jun 18	$14,044	$13,314	$16,578
Jul 18	$13,865	$13,716	$16,749
Aug 18	$12,829	$13,824	$16,201
Sep 18	$13,216	$13,884	$16,771
Oct 18	$11,894	$12,843	$15,245
Nov 18	$11,198	$13,031	$14,692
Dec 18	$10,132	$12,113	$13,937
Jan 19	$11,287	$13,070	$15,278
Feb 19	$11,192	$13,419	$15,495
Mar 19	$11,460	$13,588	$15,641
Apr 19	$11,591	$14,047	$15,637
May 19	$10,335	$13,214	$14,418
Jun 19	$11,400	$14,079	$15,810
Jul 19	$10,912	$14,120	$15,419
Aug 19	$10,430	$13,785	$14,415
Sep 19	$10,424	$14,075	$14,833
Oct 19	$10,335	$14,460	$15,095
Nov 19	$10,329	$14,813	$15,322
Dec 19	$11,335	$15,335	$16,225
Jan 20	$10,269	$15,166	$14,987
Feb 20	$9,400	$13,941	$13,291
Mar 20	$6,858	$12,059	$10,872
Apr 20	$8,442	$13,350	$12,367
May 20	$8,769	$13,931	$12,810
Jun 20	$9,079	$14,376	$13,065
Jul 20	$10,216	$15,137	$13,514
Aug 20	$11,057	$16,063	$14,040
Sep 20	$10,925	$15,545	$13,321
Oct 20	$10,756	$15,167	$12,879
Nov 20	$12,234	$17,037	$15,134
Dec 20	$13,501	$17,828	$16,217
Jan 21	$13,874	$17,747	$16,274
Feb 21	$15,057	$18,158	$17,725
Mar 21	$14,949	$18,643	$18,097
Apr 21	$15,513	$19,458	$18,842
May 21	$16,078	$19,761	$19,839
Jun 21	$16,108	$20,021	$19,384
Jul 21	$15,345	$20,159	$19,314
Aug 21	$15,102	$20,664	$19,027
Sep 21	$14,969	$19,810	$18,822
Oct 21	$16,375	$20,821	$19,723
Nov 21	$15,669	$20,320	$18,828
Dec 21	$16,055	$21,133	$20,173
Jan 22	$15,905	$20,095	$20,941
Feb 22	$17,678	$19,576	$21,903
Mar 22	$19,573	$20,000	$23,519
Apr 22	$18,040	$18,399	$22,490
May 22	$19,338	$18,420	$23,535
Jun 22	$15,917	$16,868	$19,824
Jul 22	$17,129	$18,046	$20,521
Aug 22	$17,550	$17,381	$20,644
Sep 22	$15,944	$15,717	$18,885
Oct 22	$17,942	$16,666	$20,787
Nov 22	$18,862	$17,958	$22,812
Dec 22	$17,403	$17,252	$22,108
Jan 23	$18,433	$18,488	$23,771
Feb 23	$17,041	$17,958	$22,459
Mar 23	$16,864	$18,512	$22,198
Apr 23	$16,667	$18,778	$22,143
May 23	$15,276	$18,577	$20,042
Jun 23	$16,477	$19,656	$21,337
Jul 23	$17,771	$20,375	$22,978
Aug 23	$17,183	$19,806	$22,187
Sep 23	$16,874	$18,987	$22,095
Oct 23	$15,795	$18,416	$20,986
Nov 23	$16,136	$20,116	$22,016
Dec 23	$16,779	$21,082	$22,855
Jan 24	$15,517	$21,206	$21,637
Feb 24	$15,751	$22,116	$21,539
Mar 24	$17,234	$22,810	$23,313
Apr 24	$17,454	$22,057	$23,293
May 24	$18,275	$22,953	$23,924
Jun 24	$17,511	$23,464	$22,864
Jul 24	$17,928	$23,843	$23,179
Aug 24	$17,716	$24,448	$23,143
Sep 24	$17,735	$25,016	$23,644
Oct 24	$17,398	$24,455	$22,584
Nov 24	$17,754	$25,369	$22,415
Dec 24	$16,304	$24,769	$20,831
Jan 25	$16,965	$25,600	$21,995
Feb 25	$16,893	$25,446	$21,949
Mar 25	$17,541	$24,441	$22,275
Apr 25	$17,003	$24,669	$21,595
May 25	$17,573	$26,087	$22,223
Jun 25	$18,512	$27,258	$23,002
Jul 25	$18,460	$27,628	$23,169
Aug 25	$19,808	$28,310	$24,679
Sep 25	$20,891	$29,336	$25,155
Oct 25	$20,572	$29,992	$24,973
Nov 25	$21,701	$29,989	$25,958
Dec 25	$22,252	$30,302	$26,844

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Initial Class	36.48%	10.51%	8.33%
S&P Global Natural Resources Index	28.86%	10.61%	10.38%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information. The Fund is only available as an option under various insurance contracts issued by life insurance and annuity companies. The fees charged by insurance and annuity companies are not included in Fund performance.

Key Fund Statistics

  Total Net Assets$352,356,763
  Number of Portfolio Holdings67
  Portfolio Turnover Rate43%
  Advisory Fees Paid$2,782,585

What did the Fund invest in?

Top Ten Holdings  (% of Total Net Assets)

Shell PLC	4.3%
Exxon Mobil Corp.	4.1%
Barrick Mining Corp.	3.7%
Newmont Corp.	3.4%
Anglo American PLC	3.2%
Agnico Eagle Mines Ltd.	3.1%
Kinross Gold Corp.	3.1%
Nutrien Ltd.	2.9%
Glencore PLC	2.8%
JBS NV	2.7%

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(2.2)%
Other Investments		0.8%
Money Market Fund		2.9%
Industrials & Utilities		1.7%
Renewables & Alternatives		6.1%
Paper & Forest		7.8%
Agriculture		11.4%
Base & Industrial Metals		20.8%
Gold & Precious Metals		23.6%
Oil & Gas		27.1%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your insurance company if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

VanEck VIP Global Resources Fund

Class S

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck VIP Global Resources Fund (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Class S	$156	1.32%
Footnote	Description
Footnote*	Does not include insurance/annuity fees and expenses

How did the Fund perform last year?

  During the period, commodities and resource equities rebounded, supported by improving global growth expectations, easing financial conditions and tightening supply across several key commodity markets. Gold prices reached record highs amid persistent geopolitical uncertainty and sustained central bank demand, while base and industrial metals benefited from supply constraints and growing demand tied to electrification, infrastructure investment and data-center-driven power needs. While concerns around China’s uneven economic recovery periodically weighed on sentiment, markets increasingly responded to underlying fundamentals.

  On an absolute basis, the Fund’s exposure to Gold & Precious Metals and Base & Industrial Metals were the largest contributor to performance. Gold & Precious Metals companies benefited from significant margin expansion and Base & Industrial Metals companies advanced as copper and aluminum prices strengthened. Oil & Gas also contributed positively for much of the period, supported by capital discipline and shareholder return programs.

  From a sector standpoint, the Fund’s largest absolute detractors were Paper & Forest and Other Materials.

  On an individual security basis, the Fund’s largest contributors included gold mining companies Kinross Gold, Barrick Mining Corp. and Newmont Corp., all of which benefited from record gold prices, strong free cash flow generation and disciplined capital allocation. The largest individual detractors included International Paper Co., Graphic Packaging Holding and West Fraser Timber Co. Ltd., reflecting weaker crop protection demand, inventory normalization and softer packaging and construction-related activity.

  Relative to the benchmark, the S&P Global Natural Resources Index, the Fund outperformed primarily due to overweight positioning and strong security selection within Gold & Precious Metals, a substantial underweight allocation to Paper & Forest, and effective security selection within Base & Industrial Metals.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Class S	MSCI ACWI Index	S&P Global Natural Resources Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,608	$9,397	$9,287
Feb 16	$9,934	$9,332	$9,946
Mar 16	$11,096	$10,024	$10,911
Apr 16	$12,774	$10,172	$12,120
May 16	$12,282	$10,185	$11,411
Jun 16	$12,823	$10,123	$11,649
Jul 16	$13,167	$10,559	$12,166
Aug 16	$13,198	$10,595	$12,079
Sep 16	$13,763	$10,660	$12,334
Oct 16	$13,302	$10,479	$12,342
Nov 16	$14,753	$10,558	$12,773
Dec 16	$14,341	$10,786	$13,145
Jan 17	$14,882	$11,081	$13,732
Feb 17	$14,022	$11,392	$13,535
Mar 17	$13,849	$11,532	$13,509
Apr 17	$13,112	$11,711	$13,433
May 17	$12,485	$11,970	$13,366
Jun 17	$12,036	$12,024	$13,362
Jul 17	$12,841	$12,360	$14,149
Aug 17	$12,368	$12,408	$14,340
Sep 17	$13,063	$12,647	$14,782
Oct 17	$12,700	$12,910	$15,103
Nov 17	$12,891	$13,160	$15,176
Dec 17	$14,058	$13,372	$16,034
Jan 18	$14,390	$14,127	$16,874
Feb 18	$13,413	$13,533	$16,008
Mar 18	$13,352	$13,244	$15,749
Apr 18	$14,145	$13,370	$16,527
May 18	$14,218	$13,387	$16,760
Jun 18	$13,960	$13,314	$16,578
Jul 18	$13,776	$13,716	$16,749
Aug 18	$12,749	$13,824	$16,201
Sep 18	$13,130	$13,884	$16,771
Oct 18	$11,815	$12,843	$15,245
Nov 18	$11,120	$13,031	$14,692
Dec 18	$10,063	$12,113	$13,937
Jan 19	$11,200	$13,070	$15,278
Feb 19	$11,108	$13,419	$15,495
Mar 19	$11,372	$13,588	$15,641
Apr 19	$11,501	$14,047	$15,637
May 19	$10,253	$13,214	$14,418
Jun 19	$11,311	$14,079	$15,810
Jul 19	$10,819	$14,120	$15,419
Aug 19	$10,339	$13,785	$14,415
Sep 19	$10,333	$14,075	$14,833
Oct 19	$10,235	$14,460	$15,095
Nov 19	$10,235	$14,813	$15,322
Dec 19	$11,225	$15,335	$16,225
Jan 20	$10,167	$15,166	$14,987
Feb 20	$9,307	$13,941	$13,291
Mar 20	$6,786	$12,059	$10,872
Apr 20	$8,354	$13,350	$12,367
May 20	$8,674	$13,931	$12,810
Jun 20	$8,981	$14,376	$13,065
Jul 20	$10,100	$15,137	$13,514
Aug 20	$10,937	$16,063	$14,040
Sep 20	$10,800	$15,545	$13,321
Oct 20	$10,633	$15,167	$12,879
Nov 20	$12,094	$17,037	$15,134
Dec 20	$13,338	$17,828	$16,217
Jan 21	$13,703	$17,747	$16,274
Feb 21	$14,873	$18,158	$17,725
Mar 21	$14,761	$18,643	$18,097
Apr 21	$15,312	$19,458	$18,842
May 21	$15,869	$19,761	$19,839
Jun 21	$15,894	$20,021	$19,384
Jul 21	$15,139	$20,159	$19,314
Aug 21	$14,897	$20,664	$19,027
Sep 21	$14,767	$19,810	$18,822
Oct 21	$16,146	$20,821	$19,723
Nov 21	$15,444	$20,320	$18,828
Dec 21	$15,829	$21,133	$20,173
Jan 22	$15,674	$20,095	$20,941
Feb 22	$17,419	$19,576	$21,903
Mar 22	$19,282	$20,000	$23,519
Apr 22	$17,766	$18,399	$22,490
May 22	$19,046	$18,420	$23,535
Jun 22	$15,667	$16,868	$19,824
Jul 22	$16,860	$18,046	$20,521
Aug 22	$17,272	$17,381	$20,644
Sep 22	$15,684	$15,717	$18,885
Oct 22	$17,644	$16,666	$20,787
Nov 22	$18,551	$17,958	$22,812
Dec 22	$17,115	$17,252	$22,108
Jan 23	$18,123	$18,488	$23,771
Feb 23	$16,749	$17,958	$22,459
Mar 23	$16,566	$18,512	$22,198
Apr 23	$16,377	$18,778	$22,143
May 23	$15,004	$18,577	$20,042
Jun 23	$16,182	$19,656	$21,337
Jul 23	$17,448	$20,375	$22,978
Aug 23	$16,866	$19,806	$22,187
Sep 23	$16,561	$18,987	$22,095
Oct 23	$15,500	$18,416	$20,986
Nov 23	$15,830	$20,116	$22,016
Dec 23	$16,458	$21,082	$22,855
Jan 24	$15,221	$21,206	$21,637
Feb 24	$15,441	$22,116	$21,539
Mar 24	$16,898	$22,810	$23,313
Apr 24	$17,105	$22,057	$23,293
May 24	$17,908	$22,953	$23,924
Jun 24	$17,157	$23,464	$22,864
Jul 24	$17,565	$23,843	$23,179
Aug 24	$17,349	$24,448	$23,143
Sep 24	$17,362	$25,016	$23,644
Oct 24	$17,031	$24,455	$22,584
Nov 24	$17,375	$25,369	$22,415
Dec 24	$15,950	$24,769	$20,831
Jan 25	$16,593	$25,600	$21,995
Feb 25	$16,527	$25,446	$21,949
Mar 25	$17,150	$24,441	$22,275
Apr 25	$16,626	$24,669	$21,595
May 25	$17,176	$26,087	$22,223
Jun 25	$18,092	$27,258	$23,002
Jul 25	$18,039	$27,628	$23,169
Aug 25	$19,347	$28,310	$24,679
Sep 25	$20,400	$29,336	$25,155
Oct 25	$20,088	$29,992	$24,973
Nov 25	$21,182	$29,989	$25,958
Dec 25	$21,718	$30,302	$26,844

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class S	36.17%	10.24%	8.06%
S&P Global Natural Resources Index	28.86%	10.61%	10.38%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information. The Fund is only available as an option under various insurance contracts issued by life insurance and annuity companies. The fees charged by insurance and annuity companies are not included in Fund performance.

Key Fund Statistics

  Total Net Assets$352,356,763
  Number of Portfolio Holdings67
  Portfolio Turnover Rate43%
  Advisory Fees Paid$2,782,585

What did the Fund invest in?

Top Ten Holdings  (% of Total Net Assets)

Shell PLC	4.3%
Exxon Mobil Corp.	4.1%
Barrick Mining Corp.	3.7%
Newmont Corp.	3.4%
Anglo American PLC	3.2%
Agnico Eagle Mines Ltd.	3.1%
Kinross Gold Corp.	3.1%
Nutrien Ltd.	2.9%
Glencore PLC	2.8%
JBS NV	2.7%

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(2.2)%
Other Investments		0.8%
Money Market Fund		2.9%
Industrials & Utilities		1.7%
Renewables & Alternatives		6.1%
Paper & Forest		7.8%
Agriculture		11.4%
Base & Industrial Metals		20.8%
Gold & Precious Metals		23.6%
Oil & Gas		27.1%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your insurance company if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

Item 2.	CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	The Registrant’s code of ethics is reasonably described in this Form N-CSR.

(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)	The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that Jayesh Bhansali, a member of the Audit Committee, is “audit committee financial expert” and “independent” as such terms are defined in the instructions to Form N-CSR Item 3(a)(2).

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The principal accountant fees disclosed in Item 4(a), 4(b), 4(c), 4(d) and 4(g) are for the Funds of the Registrant for which the fiscal year end is December 31.

(a)

Audit Fees. The aggregate Audit Fees of PricewaterhouseCoopers LLP for professional services billed for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal years ended December 31, 2025 and December 31, 2024, were $117,810 and $107,100, respectively.

(b)	Audit-Related Fees. Not applicable.

(c)	Tax Fees. The aggregate Tax Fees of PricewaterhouseCoopers LLP for professional services billed for the review of Federal, state and excise tax returns and other tax compliance consultations for the fiscal years ended December 31, 2025 and December 31, 2024, were $38,060 and $32,550, respectively.

(d)	All Other Fees

None.

(e)	The Audit Committee will pre-approve all audit and non-audit services, to be provided to the Funds, by the independent accountants as required by Section 10A of the Securities Exchange Act of 1934. The Audit Committee has authorized the Chairman of the Audit Committee to approve, between meeting dates, appropriate non-audit services.

The Audit Committee after considering all factors, including a review of independence issues, will recommend to the Board of Trustees the independent auditors to be selected to audit the financial statements of the Funds.

(f)	Not applicable.

(g)	Non-audit fees. The aggregate non-audit fees of PricewaterhouseCoopers LLP for professional services rendered and billed to the registrant’s investment adviser, and entities controlled by, or under common control with the adviser that provide ongoing services to the registrant for the fiscal years ended December 31, 2025 and December 31, 2024, were $573,285 and $321,927 respectively.

(h)	The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entities controlled by, or under common control with the investment adviser that provide ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant’s Board has an Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)) consisting of six Independent Trustees. Jayesh Bhansali, Sara Bonesteel, Jon Lukomnik, Kevin Moore, Jane Pigott and R. Alastair Short currently serve as members of the Audit Committee. Mr. Bhansali is the Chairman of the Audit Committee.

Item 6.	INVESTMENTS.

Information included in Item 7.

Item 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

December 31, 2025 ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

VanEck VIP Trust

VanEck VIP Emerging Markets Bond Fund

800.826.2333	vaneck.com

This page is intentionally left blank.

VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

December 31, 2025

		Par (000’s	)	Value
CORPORATE BONDS: 5.5%
Argentina: 0.4%
IRSA Inversiones y Representaciones SA 144A 8.00%, 03/31/35	USD	66		$65,967
Transportadora de Gas del Sur SA 144A 7.75%, 11/20/35	USD	45		44,566
				110,533
Brazil: 0.6%
3R Lux SARL Reg S 9.75%, 02/05/31	USD	137		141,110
China: 0.2%
NWD Finance BVI Ltd. Reg S 10.13% (US Treasury Yield Curve Rate T 3 Year+6.20%) (o)(a)	USD	72		39,340
Colombia: 1.2%
Geopark Ltd. Reg S 8.75%, 01/31/30	USD	191		178,583
Gran Tierra Energy, Inc. Reg S 9.50%, 10/15/29	USD	160		112,674
				291,257
Guyana: 0.2%
Secure International Finance Co., Inc. 144A 10.00%, 06/03/29 ∞	USD	35		34,761
Secure International Finance Co., Inc. Reg S 10.00%, 06/03/29 ∞	USD	12		11,587
				46,348
Indonesia: 0.4%
Star Energy Geothermal Wayang Windu Ltd. Reg S 6.75%, 04/24/33	USD	92		94,788
Jamaica: 0.1%
Digicel International Finance Ltd. / Difi US LLC 144A 8.62%, 08/01/32	USD	22		22,842
Oman: 0.4%
EDO Sukuk Ltd. 144A 5.88%, 09/21/33	USD	86		91,354
Panama: 0.5%
AES Panama Generation Holdings SRL Reg S 4.38%, 05/31/30	USD	118		110,765
Singapore: 0.3%
Medco Maple Tree Pte Ltd. Reg S 8.96%, 04/27/29	USD	79		82,575
Thailand: 0.5%
Siam Commercial Bank PCL Reg S 4.40%, 02/11/29	USD	130		130,255
		Par (000’s	)	Value
Turkey: 0.6%
Zorlu Enerji Elektrik Uretim AS 144A 11.00%, 04/23/30	USD	162		$140,389
United Kingdom: 0.1%
HTA Group Ltd. 144A 7.50%, 06/04/29	USD	22		22,793
Total Corporate Bonds (Cost: $1,296,600)				1,324,349

GOVERNMENT OBLIGATIONS: 90.1%
Angola: 0.3%
Angolan Government International Bond 144A 8.25%, 05/09/28 †	USD	79		79,505
Argentina: 1.8%
Argentine Republic Government International Bond 3.50%, 07/09/41 (s)	USD	281		195,155
City of Beunos Aires 144A 7.80%, 11/26/33	USD	125		127,000
Province of Santa Fe 144A 8.10%, 12/11/34	USD	112		109,864
				432,019
Bahamas: 0.3%
Bahamas Government International Bond 144A 8.25%, 06/24/36	USD	33		36,905
Bahamas Government International Bond Reg S 6.62%, 05/15/33	USD	34		33,065
				69,970
Barbados: 0.2%
Barbados Government International Bond 144A 8.00%, 06/26/35	USD	35		36,916
Benin: 0.0%
Benin Government International Bond 144A 7.96%, 02/13/38	USD	8		8,311
Bolivia: 2.2%
Bolivian Government International Bond Reg S
4.50%, 03/20/28	USD	479		442,898
7.50%, 03/02/30	USD	110		102,662
				545,560
Brazil: 6.4%
Brazil Notas do Tesouro Nacional, Series F
10.00%, 01/01/27	BRL	3,511		620,751
10.00%, 01/01/33	BRL	3,246		499,233
Brazilian Government International Bond 6.62%, 03/15/35	USD	430		443,739
				1,563,723

See Notes to Financial Statements

2

		Par (000’s	)	Value
Chile: 4.3%
Bonos de la Tesoreria de la Republica en pesos 144A Reg S
4.70%, 09/01/30	CLP	220,000		$240,200
5.00%, 10/01/28	CLP	160,000		179,114
6.00%, 04/01/33	CLP	535,000		619,853
				1,039,167
China: 0.2%
China Government International Bond 144A 3.75%, 11/13/30	USD	55		55,611
Colombia: 3.2%
Colombian TES
11.00%, 08/22/29	COP	1,257,000		314,534
12.75%, 11/28/40	COP	1,766,000		469,640
				784,174
Costa Rica: 0.3%
Costa Rica Government International Bond Reg S 6.12%, 02/19/31	USD	61		64,431
Czech Republic: 2.6%
Czech Republic Government Bond
4.90%, 04/14/34	CZK	3,780		189,381
5.00%, 09/30/30	CZK	7,720		391,407
Czech Republic Government Bond Reg S 1.00%, 06/26/26	CZK	1,300		62,625
				643,413
Democratic Republic of the Congo: 1.7%
Congolese International Bond Reg S 6.00%, 06/30/29 (s)	USD	447		417,438
Dominican Republic: 0.7%
Dominican Republic International Bond 144A 5.88%, 10/28/35	USD	70		70,206
Dominican Republic International Bond Reg S 6.60%, 06/01/36	USD	89		93,935
				164,141
Ecuador: 1.4%
Ecuador Government International Bond Reg S
0.00%, 07/31/30 ^	USD	360		306,990
6.90%, 07/31/30 (s)	USD	39		38,591
				345,581
Egypt: 1.4%
Egypt Government International Bond 144A 8.88%, 05/29/50 †	USD	125		127,024
Egypt Government International Bond Reg S 8.88%, 05/29/50	USD	211		214,838
				341,862
		Par (000’s	)	Value
El Salvador: 0.4%
El Salvador Government International Bond 144A 0.25%, 04/17/30	USD	82		$2,459
El Salvador Government International Bond Reg S 9.25%, 04/17/30	USD	85		92,714
				95,173
Gabon: 1.9%
Gabon Government International Bond 144A
6.62%, 02/06/31	USD	131		101,952
7.00%, 11/24/31	USD	22		16,835
Gabon Government International Bond Reg S
7.00%, 11/24/31	USD	214		163,871
9.50%, 02/18/29	USD	200		173,740
				456,398
Ghana: 0.6%
Ghana Government International Bond Reg S 0.00%, 01/03/30 ^	USD	160		141,565
Guatemala: 0.5%
Guatemala Government Bond 144A 6.25%, 08/15/36	USD	105		109,987
Honduras: 0.2%
Honduras Government International Bond Reg S 8.62%, 11/27/34 †	USD	33		37,176
Hungary: 3.0%
Hungary Government Bond
2.25%, 06/22/34	HUF	28,000		61,534
3.00%, 08/21/30	HUF	36,200		96,120
7.00%, 10/24/35	HUF	110,250		341,851
9.50%, 10/21/26	HUF	76,580		240,133
				739,638
India: 2.9%
Export-Import Bank of India Reg S
3.88%, 02/01/28	USD	294		292,265
5.50%, 01/13/35	USD	403		422,363
				714,628
Indonesia: 1.8%
Indonesia Treasury Bond 6.50%, 07/15/30	IDR	6,859,000		428,026
Israel: 0.9%
State of Israel 2.50%, 01/15/30	USD	224		208,301
Jamaica: 0.2%
Jamaica Government International Bond 7.88%, 07/28/45	USD	50		60,644
Jordan: 0.4%
Jordan Government International Bond 144A 5.75%, 11/12/32	USD	96		94,253

See Notes to Financial Statements

3

VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(continued)

		Par (000’s	)	Value
Kenya: 0.2%
Republic of Kenya Government International Bond 144A 8.80%, 10/09/38	USD	43		$43,639
Kuwait: 0.9%
Kuwait International Government Bond 144A 4.65%, 10/09/35	USD	222		222,257
Laos: 0.5%
Laos Government International Bond 144A 11.25%, 11/12/30	USD	116		117,885
Malaysia: 6.3%
Malaysia Government Bond
2.63%, 04/15/31	MYR	576		137,121
3.34%, 05/15/30	MYR	2,083		514,975
3.83%, 07/05/34	MYR	1,640		414,439
4.05%, 04/18/39	MYR	1,846		468,533
				1,535,068
Mexico: 7.4%
Mexican Bonos
7.75%, 11/13/42	MXN	17,750		843,632
8.00%, 11/07/47	MXN	19,990		956,921
				1,800,553
Morocco: 0.7%
Morocco Government International Bond Reg S 4.00%, 12/15/50	USD	238		173,613
Nigeria: 0.6%
Nigeria Government International Bond 144A
8.25%, 09/28/51	USD	103		101,275
8.63%, 01/13/36	USD	36		38,708
				139,983
Oman: 0.4%
Oman Government International Bond 144A 6.25%, 01/25/31	USD	99		106,064
Peru: 2.1%
Peru Government Bond 144A Reg S 7.60%, 08/12/39 †	PEN	1,560		507,088
Philippines: 1.7%
Philippine Government International Bond 6.25%, 01/14/36	PHP	24,547		416,076
Poland: 5.0%
Republic of Poland Government Bond
5.00%, 10/25/34	PLN	869		241,205
5.00%, 10/25/35	PLN	2,249		619,911
Republic of Poland Government International Bond 5.38%, 02/12/35	USD	344		357,432
				1,218,548
		Par (000’s	)	Value
Romania: 2.8%
Romanian Government International Bond Reg S
6.62%, 05/16/36	USD	422		$440,540
7.62%, 01/17/53	USD	212		234,227
				674,767
Saudi Arabia: 1.4%
KSA Sukuk Ltd. Reg S 4.51%, 05/22/33	USD	349		346,805
Singapore: 0.6%
Singapore Government Bond
2.75%, 03/01/35	SGD	106		87,212
3.38%, 09/01/33	SGD	71		60,358
				147,570
South Africa: 2.6%
Republic of South Africa Government International Bond 144A 7.25%, 12/11/55	USD	401		398,190
Republic of South Africa Government International Bond Reg S 7.10%, 11/19/36	USD	229		246,145
				644,335
South Korea: 2.1%
Korea Treasury Bond
2.62%, 03/10/30	KRW	274,300		185,955
2.62%, 06/10/35	KRW	274,200		178,853
4.12%, 12/10/33	KRW	212,000		154,658
				519,466
Sri Lanka: 1.0%
Sri Lanka Government International Bond 144A 3.60%, 06/15/35 (s)	USD	85		64,982
Sri Lanka Government International Bond Reg S 3.60%, 06/15/35 (s)	USD	227		173,411
				238,393
Thailand: 4.2%
Thailand Government Bond
1.58%, 12/17/35	THB	10,523		333,558
2.05%, 04/17/28	THB	10,471		339,364
2.80%, 06/17/34	THB	2,960		103,140
2.98%, 06/17/45	THB	6,443		227,921
3.39%, 06/17/37	THB	864		31,946
				1,035,929
Trinidad and Tobago: 0.2%
Trinidad & Tobago Government International Bond Reg S 5.95%, 01/14/31	USD	54		55,296
Turkey: 2.7%
Turkiye Government International Bond
5.75%, 05/11/47 †	USD	504		414,712
6.80%, 11/04/36	USD	245		247,556
				662,268

See Notes to Financial Statements

4

		Par (000’s	)	Value
United Arab Emirates: 3.8%
UAE International Government Bond Reg S
2.00%, 10/19/31	USD	280		$252,346
2.88%, 10/19/41	USD	896		686,529
				938,875
Uruguay: 1.3%
Uruguay Government International Bond
8.00%, 10/29/35	UYU	2,415		63,691
9.75%, 07/20/33	UYU	6,042		173,734
Uruguay Government International Bond Reg S 8.50%, 03/15/28	UYU	3,421		89,518
				326,943
Uzbekistan: 0.2%
Republic of Uzbekistan International Bond Reg S 3.90%, 10/19/31	USD	40		37,041
Venezuela: 0.6%
Venezuela Government International Bond 9.25%, 09/15/27 (d) *	USD	445		148,519
Zambia: 1.0%
Zambia Government International Bond Reg S
		Par (000’s	)	Value
Zambia (continued)
5.75%, 06/30/33 (s)	USD	247		$243,429
Total Government Obligations (Cost: $21,182,961)				21,978,021

		Number of Shares
MONEY MARKET FUND: 3.2% (Cost: $781,555)
Invesco Treasury Portfolio - Institutional Class 3.64%(b)		781,555		781,555

Total Investments Before Collateral for Securities Loaned: 98.8% (Cost: $23,261,116)				24,083,925

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.8%
Money Market Fund: 2.8% (Cost: $691,581)
State Street Navigator Securities Lending Government Money Market Portfolio 3.80%(b)		691,581		691,581

Total Investments: 101.6% (Cost: $23,952,697)				24,775,506
Liabilities in excess of other assets: (1.6)%				(379,140)
NET ASSETS: 100.0%				$24,396,366

Definitions:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
UYU	Uruguayan Peso

Footnotes:
(a)	Variable rate security — the rate shown is as of 12/31/25
(b)	The rate shown is the 7-day yield as of 12/31/25.
(d)	Security in default
(o)	Perpetual Maturity — the date shown, if applicable, is the next call date
(s)	Coupon adjusts periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at December 31, 2025.
*	Non-income producing
^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $744,227.

See Notes to Financial Statements

5

VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(continued)

∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $4,038,755, or 16.6% of net assets.

The summary of inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds
Argentina	$—	$110,533	$—	$110,533
Brazil	—	141,110	—	141,110
China	—	39,340	—	39,340
Colombia	—	291,257	—	291,257
Guyana	—	—	46,348	46,348
Indonesia	—	94,788	—	94,788
Jamaica	—	22,842	—	22,842
Oman	—	91,354	—	91,354
Panama	—	110,765	—	110,765
Singapore	—	82,575	—	82,575
Thailand	—	130,255	—	130,255
Turkey	—	140,389	—	140,389
United Kingdom	—	22,793	—	22,793
Government Obligations *	—	21,978,021	—	21,978,021
Money Market Funds	1,473,136	—	—	1,473,136
Total Investments	$1,473,136	$23,256,022	$46,348	$24,775,506

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

6

VANECK VIP EMERGING MARKETS BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

Assets:
Investments, at value (Cost $23,261,116) (1)	$24,083,925
Short-term investment held as collateral for securities loaned (2)	691,581
Cash	12,759
Cash denominated in foreign currency, at value (Cost $52)	52
Receivables:
Shares of beneficial interest sold	19,177
Dividends and interest	443,106
Prepaid expenses	2,916
Other assets	6,179
Total assets	25,259,695
Liabilities:
Payables:
Shares of beneficial interest redeemed	88,041
Collateral for securities loaned	691,581
Due to Adviser	5,705
Deferred Trustee fees	21,766
Accrued expenses	56,236
Total liabilities	863,329
NET ASSETS	$24,396,366

Net Assets consist of:
Aggregate paid-in capital	$26,628,088
Total distributable loss	(2,231,722)
NET ASSETS	$24,396,366

Shares of beneficial interest outstanding	2,981,293
Net asset value, redemption and offering price per share	$8.18
(1) Includes Investment in securities on loan, at market value	$744,227
(2) Cost of short-term investment held as collateral for securities loaned	$691,581

See Notes to Financial Statements

7

VANECK VIP EMERGING MARKETS BOND FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

Income:
Dividends	$44,353
Interest (Net of foreign taxes withheld $12,065)	1,461,656
Securities lending income	10,321
Total income	1,516,330
Expenses:
Management fees	192,150
Professional fees	95,417
Transfer agent fees	24,148
Custodian fees	19,553
Reports to shareholders	14,143
Trustees’ fees and expenses	6,712
Insurance	5,725
Interest	274
Taxes	259
Other	6,818
Total expenses	365,199
Expenses assumed by the Adviser	(153,302)
Net expenses	211,897
Net investment income	1,304,433

Net realized gain (loss) on:
Investments (a)	661,932
Forward foreign currency contracts	(7,629)
Foreign currency transactions and foreign denominated assets and liabilities	(17,594)
Net realized gain	636,709
Net change in unrealized appreciation (depreciation) on:
Investments (b)	1,241,899
Foreign currency translations and foreign denominated assets and liabilities	10,107
Net change in unrealized appreciation (depreciation)	1,252,006
Net increase in net assets resulting from operations	$3,193,148

(a)	Net of foreign taxes of $2,545
(b)	Net change in accrued foreign taxes of $943

See Notes to Financial Statements

8

VANECK VIP EMERGING MARKETS BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income	$1,304,433	$1,278,185
Net realized gain	636,709	220,054
Net change in unrealized appreciation (depreciation)	1,252,006	(1,034,928)
Net increase in net assets resulting from operations	3,193,148	463,311

Distributions to shareholders from:
Distributable earnings	(945,012)	(1,250,013)

Share transactions*:
Proceeds from sale of shares	11,322,367	3,456,287
Reinvestment of distributions	945,012	1,250,013
Cost of shares redeemed	(6,396,974)	(4,936,299)
Net increase (decrease) in net assets resulting from share transactions	5,870,405	(229,999)
Total increase (decrease) in net assets	8,118,541	(1,016,701)
Net Assets, beginning of year	16,277,825	17,294,526
Net Assets, end of year	$24,396,366	$16,277,825

* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Shares sold	1,440,611	452,543
Shares reinvested	122,411	167,787
Shares redeemed	(818,329)	(654,454)
Net increase (decrease)	744,693	(34,124)

See Notes to Financial Statements

9

VANECK VIP EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$7.28	$7.62	$7.14	$8.03	$8.83
Net investment income (a)	0.53	0.57	0.53	0.53	0.43
Net realized and unrealized gain (loss) on investments	0.79	(0.35)	0.26	(1.09)	(0.78)
Total from investment operations	1.32	0.22	0.79	(0.56)	(0.35)
Distributions from:
Net investment income	(0.42)	(0.56)	(0.31)	(0.33)	(0.45)
Net asset value, end of year	$8.18	$7.28	$7.62	$7.14	$8.03

Total return (b)	18.49%	2.77%	11.40%	(6.81)%	(4.17)%
Ratios to average net assets
Gross expenses	1.90%	1.99%	1.98%	1.82%	1.89%
Net expenses	1.10%	1.11%	1.13%	1.10%	1.14%
Net expenses excluding interest and taxes	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	6.79%	7.54%	7.18%	7.40%	4.97%

Supplemental data
Net assets, end of year (in millions)	$24	$16	$17	$17	$18
Portfolio turnover rate (c)	214%	233%	257%	284%	212%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund. Returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these fees and expenses were included the returns would be lower.
(c)	Portfolio turnover is not annualized.

See Notes to Financial Statements

10

VANECK VIP EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

Note 1—Fund Organization

VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Emerging Markets Bond Fund (the “Fund”) is a non-diversified series of the Trust and seeks high total return (income plus capital appreciation) by investing globally, primarily in a variety of debt securities. The Fund currently offers a single class of shares: Initial Class shares. Van Eck Associates Corp. (the “Adviser”) serves as the investment adviser for the Fund.

Note 2—Significant Accounting Policies

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Fund’s significant accounting policies.

A.	Security Valuation

The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Open-end mutual fund investments (including money market funds) are valued at their net asset value each business day and are categorized as Level 1.

The Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as valuation designee to perform the Fund’s fair value determinations, subject to board oversight and certain reporting and other

11

VANECK VIP EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 2—Significant Accounting Policies (continued)

A.	Security Valuation (continued)

requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee of the Adviser convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes

It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

D.	Distributions to Shareholders

Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

12

Note 2—Significant Accounting Policies (continued)

E.	Use of Derivative Instruments

The Fund may invest in derivative instruments, including, but not limited to, options, futures, swaps and forward foreign currency contracts. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. At December 31, 2025, the Fund held no derivative contracts.

Forward Foreign Currency Contracts

The Fund may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities, gain currency exposure or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in realized gain (loss) on forward foreign currency contracts in the Statement of Operations. During the year ended December 31, 2025 the Fund held forward foreign currency contracts for two months. The amounts purchased and sold (in U.S. dollars) were $834,564 and $826,935, respectively. At December 31, 2025, the Fund held no forward foreign currency contracts. The impact of transactions in derivative instruments during the year ended December 31, 2025, was as follows:

Foreign Currency Risk

Realized loss:
Forward foreign currency contracts[1]	$(7,629)

1	Statement of Operations location: Net realized gain (loss) on forward foreign currency contracts

F.	Offsetting Assets and Liabilities

In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Fund may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Fund presents securities lending assets and liabilities and derivatives on a gross basis in the Statement of Assets and Liabilities. Cash collateral received for securities lending held in the form of money market fund investments, if any, at December 31, 2025 is presented in the Schedule of Investments and in the Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 8 (Securities Lending).

G.	Segment Reporting

The Fund’s Chief Financial Officer and the Fund’s Treasurer act as the Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined

13

VANECK VIP EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 2—Significant Accounting Policies (continued)

G.	Segment Reporting (continued)

investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

H.	Other

Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued using the effective interest method. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable. Dividend income is recorded on the ex-dividend date.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statement of Operations.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements

The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 1.00% of the first $500 million of the Fund’s average daily net assets, 0.90% of the next $250 million of average daily net assets, and 0.70% of the average daily net assets in excess of $750 million. The Adviser has agreed, until at least May 1, 2026, to waive fees and/or assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.10% of the Fund’s average daily net assets. Refer to the Statement of Operations for the amounts assumed by the Adviser for the year ended December 31, 2025.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Fund’s distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At December 31, 2025, the aggregate shareholder accounts of two insurance companies owned approximately 70% and 12% of the Fund’s outstanding shares of beneficial interest. Investment activities by these shareholders could have a material impact to the Fund.

Note 4—Investments

For the year ended in December 31, 2025, the cost of purchases and proceeds from sales of investments, excluding U.S. Government securities and short-term investments, aggregated to $44,968,844 and $38,668,826, respectively.

Note 5—Income Taxes

As of December 31, 2025, for Federal income tax purposes, the identified tax cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$24,012,062	$967,054	$(203,610)	$763,444
14

Note 5—Income Taxes (continued)

As of December 31, 2025, the components of total distributable earnings (loss) on a tax basis, for the Fund, were as follows:

Undistributed Ordinary Income	(Accumulated Capital Losses^)/ Undistributed Capital Gains	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
$1,503,762	$(4,476,891)	$(21,765)	$763,172	$(2,231,722)

^ These accumulated capital losses are available to offset future capital gains and have an unlimited expiration.

During the year ended December 31, 2025, the Fund utilized $403,150 of its accumulated capital losses available from prior years.

The tax character of distributions paid to shareholders was as follows:

December 31, 2025	December 31, 2024
Ordinary Income	Ordinary Income
$945,012	$1,250,013

Each year, the Fund assesses the need for any reclassifications due to permanent book to tax differences that affect distributable earnings (losses) and aggregate paid in capital. Net assets are not affected by these reclassifications. During the year ended December 31, 2025, the Fund did not have any reclassifications.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the year ending in December 31, 2025, the Fund did not incur any such interest or penalties.

In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific information regarding income taxes paid. The new disclosures are effective for funds with fiscal years beginning after December 15, 2024. Management has determined that no additional disclosures are required for the Fund, since the Fund pays no federal income taxes and has immaterial amounts of state, local and foreign taxes.

Note 6—Principal Risks

A non-diversified fund generally holds securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters. Additionally, the Fund may invest in securities of emerging market issuers, which are exposed to a number of risks that may make

15

VANECK VIP EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 6—Principal Risks (continued)

these investments volatile in price, difficult to trade, and potentially less liquid than securities issued in more developed markets. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions, and legal systems that do not protect property risks as well as the laws of the United States. Certain securities of Chinese issuers are, or may in the future become restricted, and the Fund may be forced to sell such restricted securities and incur a loss as a result.

The Fund’s securities are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. Debt securities and preferred securities are subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a security resulting from changes in the general level of interest rates.

A more complete description of risk is included in the Fund’s Prospectus and Statement of Additional Information.

Note 7—Trustee Deferred Compensation Plan

The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust, or other registered investment companies managed by the adviser, which include VanEck Funds and VanEck ETF Trust, as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 8—Securities Lending

To generate additional income, the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statement of Operations. Cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Schedule of Investments or Statement of Assets and Liabilities as it is held by the agent on behalf of the Fund. The Fund does not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at December 31, 2025, is presented on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities. The following is a summary of the Fund’s securities on loan and related collateral as of December 31, 2025:

Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
$744,227	$691,581	$77,013	$768,594
16

Note 8—Securities Lending (continued)

The following table presents money market fund investments held as collateral by type of security on loan as of December 31, 2025:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statement of Assets and Liabilities
Corporate Bonds	$691,581

* Remaining contractual maturity: overnight and continuous

Note 9—Bank Line of Credit

The Fund participates with the VanEck VIP Trust and the VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Fund based on prevailing market rates in effect at the time of borrowings. During the year ended December 31, 2025, the Fund did not borrow under this facility.

17

VANECK VIP EMERGING MARKETS BOND FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of VanEck VIP Trust and Shareholders of VanEck VIP Emerging Markets Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VanEck VIP Emerging Markets Bond Fund (one of the funds constituting VanEck VIP Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the four years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended December 31, 2021, and the financial highlights for each of the periods ended on or prior to December 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 15, 2022 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
New York, New York
February 13, 2026

We have served as the auditor of one or more investment companies in the VanEck Funds complex since 2022.

18

VANECK VIP EMERGING MARKETS BOND FUND

TAX INFORMATION

(unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2025. Please consult your tax advisor for proper treatment of this information.

Record Date:	8/20/2025
Payable Date:	8/21/2025
Ordinary Income Paid Per Share	$ 0.421120
Dividends Qualifying for the Dividends Received Deduction for Corporations	0.00% *
Foreign Source Income	99.96% *
Foreign Taxes Paid Per Share	$ 0.009600

* Expressed as a percentage of the ordinary income distribution grossed up for foreign taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments.

19

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

VANECK VIP TRUST

VanEck VIP Emerging Markets Bond Fund
VanEck VIP Emerging Markets Fund
VanEck VIP Global Gold Fund
VanEck VIP Global Resources Fund

A Special Meeting of Shareholders of VanEck VIP Trust (the “Trust”) was held at the offices of the Trust, 666 Third Avenue, 9th Floor, New York, New York 10017 on December 5, 2025. The purpose of the meeting was to elect Trustees of the Trust. At the meeting, the following persons were elected by the shareholders to serve as Trustees of the Trust: Jayesh Bhansali, Sara Bonesteel, Jon Lukomnik, Kevin Moore, Jane DiRenzo Pigott, R. Alastair Short, and Jan F. van Eck. No other business was transacted at the meeting.

The results of the voting at the meeting are as follows:

Proposal: To elect a Board of Trustees*:

Name	For	Withheld
Jayesh Bhansali	20,564,453.477	950,861.950
Sara Bonesteel	20,634,977.874	880,337.553
Jon Lukomnik	20,531,076.061	984,239.366
Kevin Moore	20,686,324.456	828,990.971
Jane DiRenzo Pigott	20,637,454.194	877,861.233
R. Alastair Short	20,660,633.948	854,861.479
Jan F. van Eck	20,677,058.846	838,256.581
Total Trust Shares Outstanding**: 27,998,004.352

* Results are for all series portfolios within the Trust.

** As of the record date.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

Approval of Investment Advisory Contracts

Not applicable.

20

December 31, 2025 ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

VanEck VIP Trust

VanEck VIP Emerging Markets Fund

800.826.2333	vaneck.com

This page is intentionally left blank.

VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

December 31, 2025

	Number of Shares	Value
COMMON STOCKS: 96.6%
Brazil: 5.6%
JSL SA	195,600	$215,229
MercadoLibre, Inc. (USD) *	580	1,168,271
Multiplan Empreendimentos Imobiliarios SA *	84,000	417,105
NU Holdings Ltd. (USD) *	28,000	468,720
Rede D’Or Sao Luiz SA 144A	137,000	1,014,691
Smartfit Escola de Ginastica e Danca SA *	155,656	660,669
		3,944,685
China: 25.7%
Alibaba Group Holding Ltd. (ADR) †	14,800	2,169,384
ANTA Sports Products Ltd. (HKD)	38,000	394,614
BYD Co. Ltd. (HKD)	69,000	843,232
China Resources Mixc Lifestyle Services Ltd. (HKD) 144A	110,000	608,769
Full Truck Alliance Co. Ltd. (ADR)	103,000	1,105,190
Galaxy Entertainment Group Ltd. (HKD)	137,000	675,522
H World Group Ltd. (ADR) †	10,000	470,500
KE Holdings, Inc. (ADR) †	51,000	803,760
Kuaishou Technology (HKD) 144A	50,000	413,320
Mao Geping Cosmetics Co. Ltd. (HKD) †	40,000	420,245
MINISO Group Holding Ltd. (ADR) †	33,500	628,125
NetEase, Inc. (HKD)	39,000	1,073,482
PDD Holdings, Inc. (ADR) *	5,500	623,645
Prosus NV (EUR)	22,000	1,362,217
Shenzhen Inovance Technology Co. Ltd.	72,000	777,343
TAL Education Group (ADR) *	31,000	338,210
Tencent Holdings Ltd. (HKD)	38,500	2,954,626
Tencent Music Entertainment Group (ADR)	34,750	609,168
Trip.com Group Ltd. (ADR)	10,700	769,437
Xiaomi Corp. (HKD) 144A *	161,000	812,539
Yum China Holdings, Inc. (USD)	8,000	381,920
		18,235,248
Egypt: 1.2%
Commercial International Bank	402,600	869,346

Georgia: 1.8%
Lion Finance Group PLC (GBP)	10,000	1,250,236

Greece: 2.1%
Eurobank SA	184,000	739,803
Piraeus Bank SA	98,000	782,462
		1,522,265
Hungary: 1.2%
OTP Bank Nyrt	8,300	889,961
	Number of Shares	Value
India: 17.2%
Aditya Birla Capital Ltd. *	265,000	$1,049,510
Cholamandalam Investment and Finance Co. Ltd.	44,000	833,549
Delhivery Ltd. *	144,000	646,169
HDFC Bank Ltd.	54,900	607,515
HDFC Bank Ltd. (ADR)	41,000	1,498,140
Jio Financial Services Ltd.	279,000	916,485
KEI Industries Ltd.	14,500	718,943
Larsen & Toubro Ltd.	13,000	590,753
Lemon Tree Hotels Ltd. 144A *	404,000	715,510
Oberoi Realty Ltd.	56,500	1,049,702
Phoenix Mills Ltd.	55,500	1,145,056
PN Gadgil Jewellers Ltd. *	48,000	325,762
Reliance Industries Ltd.	120,000	2,097,962
		12,195,056
Kazakhstan: 1.5%
Kaspi.kz JSC (ADR) *	13,300	1,039,129

Mexico: 1.7%
BBB Foods, Inc. (USD) * †	17,500	584,325
Regional SAB de CV	75,000	592,212
		1,176,537
Peru: 0.8%
Credicorp Ltd. (USD)	2,050	588,350

Philippines: 1.8%
International Container Terminal Services, Inc.	133,000	1,276,303

Poland: 2.2%
Diagnostyka SA	7,700	366,154
InPost SA (EUR) * †	57,000	700,457
Powszechna Kasa Oszczednosci Bank Polski SA	21,000	495,642
		1,562,253
Russia: 0.0%
Sberbank of Russia PJSC *∞	340,256	0

Saudi Arabia: 2.4%
Al Rajhi Bank	23,000	597,428
Saudi National Bank	62,000	626,149
United International Transportation Co.	28,000	465,285
		1,688,862
Singapore: 2.4%
Grab Holdings Ltd. (USD) *	157,000	783,430
Sea Ltd. (ADR) *	7,300	931,261
		1,714,691
South Africa: 0.6%
Optasia Group *	325,500	402,354

South Korea: 9.4%
HD Hyundai Electric Co. Ltd.	2,000	1,074,096
Samsung Biologics Co. Ltd. 144A *	910	1,068,508
SK Hynix, Inc.	10,000	4,528,778
		6,671,382

See Notes to Financial Statements

2

	Number of Shares	Value
Taiwan: 14.1%
Chroma ATE, Inc.	70,000	$1,731,342
Taiwan Semiconductor Manufacturing Co. Ltd.	156,000	7,668,532
Wiwynn Corp.	4,000	569,866
		9,969,740
Tanzania: 1.3%
Helios Towers PLC (GBP) *	420,000	927,494

Turkey: 1.4%
MLP Saglik Hizmetleri AS 144A *	112,000	991,552

United Arab Emirates: 2.2%
Abu Dhabi Commercial Bank PJSC	123,223	479,774
ADNOC Drilling Co. PJSC	240,000	348,948
Emaar Properties PJSC	190,000	725,143
		1,553,865
Total Common Stocks (Cost: $41,423,639)		68,469,309

PREFERRED SECURITIES: 4.9%
Brazil: 1.1%
Itau Unibanco Holding SA	107,635	769,253

South Korea: 3.8%
Samsung Electronics Co. Ltd.	44,000	2,731,114

Total Preferred Securities (Cost: $2,332,473)		3,500,367

RIGHTS: 0.0% (Cost: $0)
Brazil: 0.0%
Smartfit Escola de Ginastica e Danca SA, BRL 19.94, exp. 01/08/26*	4,920	2,685

MONEY MARKET FUND: 0.2% (Cost: $114,459)
Invesco Treasury Portfolio - Institutional Class 3.64%(a)	114,459	114,459

Total Investments Before Collateral for Securities Loaned: 101.7% (Cost: $43,870,571)		72,086,820

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.7%
Money Market Fund: 0.7% (Cost: $511,482)
State Street Navigator Securities Lending Government Money Market Portfolio 3.80%(a)	511,482	511,482
	Number of Shares	Value
Total Investments: 102.4% (Cost: $44,382,053)		$72,598,302
Liabilities in excess of other assets: (2.4)%		(1,714,730)
NET ASSETS: 100.0%		$70,883,572

See Notes to Financial Statements

3

VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(continued)

Definitions:

ADR	American Depositary Receipt
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

(a)	The rate shown is the 7-day yield as of 12/31/25.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,487,956.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $5,624,889, or 7.9% of net assets.

The summary of inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Brazil	$1,636,991	$2,307,694	$—	$3,944,685
China	7,899,339	10,335,909	—	18,235,248
Egypt	869,346	—	—	869,346
Georgia	—	1,250,236	—	1,250,236
Greece	782,462	739,803	—	1,522,265
Hungary	—	889,961	—	889,961
India	1,498,140	10,696,916	—	12,195,056
Kazakhstan	1,039,129	—	—	1,039,129
Mexico	1,176,537	—	—	1,176,537
Peru	588,350	—	—	588,350
Philippines	—	1,276,303	—	1,276,303
Poland	—	1,562,253	—	1,562,253
Russia	—	—	0	0
Saudi Arabia	626,149	1,062,713	—	1,688,862
Singapore	1,714,691	—	—	1,714,691
South Africa	402,354	—	—	402,354
South Korea	—	6,671,382	—	6,671,382
Taiwan	—	9,969,740	—	9,969,740
Tanzania	—	927,494	—	927,494
Turkey	—	991,552	—	991,552
United Arab Emirates	828,722	725,143	—	1,553,865
Preferred Securities *	—	3,500,367	—	3,500,367
Rights *	2,685	—	—	2,685
Money Market Funds	625,941	—	—	625,941
Total Investments	$19,690,836	$52,907,466	$0	$72,598,302

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

4

VANECK VIP EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

Assets:
Investments, at value (Cost $43,870,571) (1)	$72,086,820
Short-term investment held as collateral for securities loaned (2)	511,482
Cash denominated in foreign currency, at value (Cost $109,692)	111,021
Receivables:
Shares of beneficial interest sold	2,198
Dividends and interest	157,564
Foreign tax refund	50,137
Prepaid expenses	7,323
Other assets	22,980
Total assets	72,949,525
Liabilities:
Payables:
Shares of beneficial interest redeemed	319,115
Collateral for securities loaned	511,482
Due to Adviser	44,150
Due to custodian	47,638
Due to Distributor	170
Deferred Trustee fees	136,276
Accrued expenses	69,564
Accrued foreign taxes	937,558
Total liabilities	2,065,953
NET ASSETS	$70,883,572
Net Assets consist of:
Aggregate paid-in capital	$60,237,138
Total distributable earnings	10,646,434
NET ASSETS	$70,883,572
(1) Includes Investment in securities on loan, at market value	$5,487,956
(2) Cost of short-term investment held as collateral for securities loaned	$511,482
Initial Class:
Net Assets	$70,076,773
Shares of beneficial interest outstanding	5,921,357
Net asset value, redemption and offering price per share	$11.83
Class S:
Net Assets	$806,799
Shares of beneficial interest outstanding	69,885
Net asset value, redemption and offering price per share	$11.54

See Notes to Financial Statements

5

VANECK VIP EMERGING MARKETS FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

Income:
Dividends (Net foreign taxes withheld $146,042)	$1,577,443
Securities lending income	16,803
Total income	1,594,246
Expenses:
Management fees	828,496
Distribution fees – Class S	2,079
Professional fees	111,376
Custodian fees	62,380
Transfer agent fees – Initial Class	30,940
Transfer agent fees – Class S	16,942
Trustees’ fees and expenses	30,443
Reports to shareholders	26,763
Insurance	14,569
Interest	2,832
Taxes	259
Other	3,866
Total expenses	1,130,945
Expenses assumed by the Adviser	(48,730)
Net expenses	1,082,215
Net investment income	512,031
Net realized gain (loss) on:
Investments (a)(b)	9,234,472
Foreign currency transactions and foreign denominated assets and liabilities	(36,929)
Net realized gain	9,197,543
Net change in unrealized appreciation (depreciation) on:
Investments (c)	12,450,165
Foreign currency translations and foreign denominated assets and liabilities	(1,284)
Net change in unrealized appreciation (depreciation)	12,448,881
Net increase in net assets resulting from operations	$22,158,455

(a)	Net of foreign taxes of $179,383
(b)	Includes foreign capital gains tax refund of $52,722
(c)	Net change in accrued foreign taxes of $20,539

See Notes to Financial Statements

6

VANECK VIP EMERGING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income	$512,031	$486,555
Net realized gain (loss)	9,197,543	(1,514,099)
Net change in unrealized appreciation (depreciation)	12,448,881	3,758,759
Net increase in net assets resulting from operations	22,158,455	2,731,215
Distributions to shareholders from:
Distributable earnings
Initial Class	(611,339)	(1,626,088)
Class S	(3,706)	(13,154)
Total distributions	(615,045)	(1,639,242)
Share transactions *:
Proceeds from sale of shares
Initial Class	13,425,640	31,892,702
Class S	59,606	54,453
	13,485,246	31,947,155
Reinvestment of distributions
Initial Class	611,339	1,626,088
Class S	3,706	13,154
	615,045	1,639,242
Cost of shares redeemed
Initial Class	(43,702,025)	(61,015,974)
Class S	(288,430)	(294,256)
	(43,990,455)	(61,310,230)
Net decrease in net assets resulting from share transactions	(29,890,164)	(27,723,833)
Total decrease in net assets	(8,346,754)	(26,631,860)
Net Assets, beginning of year	79,230,326	105,862,186
Net Assets, end of year	$70,883,572	$79,230,326
* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Initial Class:
Shares sold	1,333,891	3,294,137
Shares reinvested	56,658	162,609
Shares redeemed	(4,022,939)	(6,288,063)
Net decrease	(2,632,390)	(2,831,317)
Class S:
Shares sold	5,932	5,658
Shares reinvested	351	1,348
Shares redeemed	(27,652)	(30,606)
Net decrease	(21,369)	(23,600)

See Notes to Financial Statements

7

VANECK VIP EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Initial Class
	Year Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$9.17	$9.21	$8.70	$14.40	$16.89
Net investment income (a)	0.06	0.05	0.08	0.09	0.02
Net realized and unrealized gain (loss) on investments	2.68	0.07	0.76	(3.59)	(1.97)
Total from investment operations	2.74	0.12	0.84	(3.50)	(1.95)
Distributions from:
Net investment income	(0.08)	(0.16)	(0.33)	(0.03)	(0.16)
Net realized capital gains	—	—	—	(2.17)	(0.38)
Total distributions	(0.08)	(0.16)	(0.33)	(2.20)	(0.54)
Net asset value, end of year	$11.83	$9.17	$9.21	$8.70	$14.40
Total return (b)	29.92%	1.21%	9.77%	(24.37)%	(11.87)%

Ratios to average net assets
Gross expenses	1.34%	1.29%	1.26%	1.18%	1.16%
Net expenses	1.30%	1.29%	1.26%	1.18%	1.16%
Net expenses excluding interest and taxes	1.30%	1.28%	1.25%	1.18%	1.16%
Net investment income	0.62%	0.51%	0.84%	0.90%	0.10%
Supplemental data
Net assets, end of year (in millions)	$70	$78	$105	$102	$153
Portfolio turnover rate (c)	34%	26%	23%	20%	36%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund. Returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these fees and expenses were included the returns would be lower.
(c)	Portfolio turnover is not annualized.

See Notes to Financial Statements

8

VANECK VIP EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class S
	Year Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$8.94	$8.98	$8.48	$14.13	$16.63
Net investment income (loss) (a)	0.04	0.02	0.05	0.06	(0.04)
Net realized and unrealized gain (loss) on investments	2.60	0.08	0.74	(3.54)	(1.94)
Total from investment operations	2.64	0.10	0.79	(3.48)	(1.98)
Distributions from:
Net investment income	(0.04)	(0.14)	(0.29)	—	(0.14)
Net realized capital gains	—	—	—	(2.17)	(0.38)
Total distributions	(0.04)	(0.14)	(0.29)	(2.17)	(0.52)
Net asset value, end of year	$11.54	$8.94	$8.98	$8.48	$14.13
Total return (b)	29.63%	0.93%	9.44%	(24.73)%	(12.22)%

Ratios to average net assets
Gross expenses	3.59%	3.09%	2.98%	2.60%	2.43%
Net expenses	1.55%	1.57%	1.56%	1.55%	1.55%
Net expenses excluding interest and taxes	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment income (loss)	0.38%	0.22%	0.53%	0.62%	(0.27)%
Supplemental data
Net assets, end of year (in millions)	$1	$1	$1	$1	$1
Portfolio turnover rate (c)	34%	26%	23%	20%	36%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund. Returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these fees and expenses were included the returns would be lower.
(c)	Portfolio turnover is not annualized.

See Notes to Financial Statements

9

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

Note 1—Fund Organization

VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Emerging Markets Fund (the “Fund”) is a diversified series of the Trust and seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund offers two classes of shares: Initial Class Shares and Class S Shares. The two classes are identical except Class S Shares are subject to a distribution fee. Van Eck Associates Corp. (the “Adviser”) serves as the investment adviser for the Fund.

Note 2—Significant Accounting Policies

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Fund’s significant accounting policies.

A.	Security Valuation

The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Open-end mutual fund investments (including money market funds) are valued at their net asset value each business day and are categorized as Level 1.

10

Note 2—Significant Accounting Policies (continued)

A.	Security Valuation (continued)

The Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as valuation designee to perform the Fund’s fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee of the Adviser convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

Any Russian securities held in the Fund at December 31, 2025 are restricted from trading. Therefore, the Pricing Committee is currently fair valuing these investments at $0 as represented in the Schedule of Investments and deeming all these holdings as Level 3 in the fair value hierarchy.

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes

It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

Any currency denominated in Rubles held by the Fund cannot be repatriated and is valued at $0 as of December 31, 2025.

11

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 2—Significant Accounting Policies (continued)

D.	Distributions to Shareholders

Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Restricted Securities

The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Schedule of Investments.

F.	Offsetting Assets and Liabilities

In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Fund may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Fund presents securities lending assets and liabilities on a gross basis in the Statement of Assets and Liabilities. Cash collateral received for securities lending held in the form of money market fund investments, if any, at December 31, 2025 is presented in the Schedule of Investments and in the Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

G.	Segment Reporting

The Fund’s Chief Financial Officer and the Fund’s Treasurer act as the Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

H.	Other

Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date.

Income, non-class specific expenses, gains and losses on investments are allocated to each class of shares based on its relative net assets. Expenses directly attributable to a specific class are charged to that class.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statement of Operations.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements

The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2026, to waive

12

Note 3—Investment Management and Other Agreements (continued)

fees and/or assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.30% and 1.55% of average daily net assets for Initial Class Shares and Class S Shares, respectively. For the year ended December 31, 2025, the Adviser assumed expenses in the amount of $31,762 for Initial Class shares and $16,968 for Class S shares.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Fund’s distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At December 31, 2025, the aggregate shareholder accounts of two insurance companies owned approximately 71% and 11% of the Initial Class Shares, and one insurance company owned approximately 96% of the Class S Shares. Investment activities by these shareholders could have a material impact to the Fund.

Note 4—12b-1 Plan of Distribution

Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class S Shares, and is recorded as Distribution fees in the Statement of Operations.

Note 5—Investments

For the year ended in December 31, 2025, the cost of purchases and proceeds from sales of investments, excluding U.S. Government securities and short-term investments, aggregated to $27,958,855 and $57,860,650, respectively.

Note 6—Income Taxes

As of December 31, 2025, for Federal income tax purposes, the identified tax cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$47,017,528	$28,408,296	$(2,827,522)	$25,580,774

As of December 31, 2025, the components of total distributable earnings (loss) on a tax basis, for each Fund, were as follows:

Undistributed Ordinary Income	(Accumulated Capital Losses^)/ Undistributed Capital Gains	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
$1,469,763	$(15,329,032)	$(136,276)	$24,641,979	$10,646,434

^ These accumulated capital losses are available to offset future capital gains and have an unlimited expiration.

During the year ended December 31, 2025, the Fund utilized $8,328,482 of its accumulated capital losses available from prior years.

The tax character of distributions paid to shareholders was as follows:

13

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 6—Income Taxes (continued)

December 31, 2025	December 31, 2024
Ordinary Income	Ordinary Income
$615,045	$1,639,242

Each year, the Fund assesses the need for any reclassifications due to permanent book to tax differences that affect distributable earnings (losses) and aggregate paid in capital. Net assets are not affected by these reclassifications. During the year ended December 31, 2025, the Fund did not have any reclassifications.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the year ending in December 31, 2025, the Fund did not incur any such interest or penalties.

In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific information regarding income taxes paid. The new disclosures are effective for funds with fiscal years beginning after December 15, 2024. Management has determined that no additional disclosures are required for the Fund, since the Fund pays no federal income taxes and has immaterial amounts of state, local and foreign taxes.

Note 7—Principal Risks

The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters. Additionally, the Fund may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade, and potentially less liquid than securities issued in more developed markets. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. Certain securities of Chinese issuers are, or may in the future become restricted, and the Fund may be forced to sell such restricted securities and incur a loss as a result.

As a result of the current conditions related to Russian securities and Russian markets, the Fund has been unable to dispose of the Russian securities in its portfolio, and such positions are deemed illiquid. It is unknown when current restrictions will be lifted. In the event that it becomes possible to dispose of Russian securities, other market participants may attempt to liquidate holdings at the same time as the Fund, and the Fund may be unable to transact at advantageous times or prices with respect to such Russian securities. Russia has taken actions, and may take further actions, that impact the custody of equity securities of Russian issuers which may be detrimental to the Fund’s ability to locate and recover such securities. Russia may continue to take similar actions in the future. Custody issues with respect to Russian securities may ultimately result in losses to the Fund. Additionally, while certain Russian securities held by the Fund have declared

14

Note 7—Principal Risks (continued)

dividends, there is no assurance these dividends can be collected by the Fund. As a result, all such dividend receivables related to these Russian securities are valued at $0 as of December 31, 2025.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information

Note 8—Trustee Deferred Compensation Plan

The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust, or other registered investment companies managed by the adviser, which include VanEck Funds and VanEck ETF Trust, as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 9—Securities Lending

To generate additional income, the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statement of Operations. Cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Schedule of Investments or Statement of Assets and Liabilities as it is held by the agent on behalf of the Fund. The Fund does not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at December 31, 2025, is presented on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities. The following is a summary of the Fund’s securities on loan and related collateral as of December 31, 2025:

Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
$5,487,956	$511,482	$5,177,297	$5,688,779
15

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 9—Securities Lending (continued)

The following table presents money market fund investments held as collateral by type of security on loan as of December 31, 2025:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statement of Assets and Liabilities
Equity Securities	$511,482

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit

The Fund participates with the VanEck VIP Trust and the VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Fund based on prevailing market rates in effect at the time of borrowings. During the year ended December 31, 2025, the Fund borrowed under this facility as follows:

Days Outstanding	Average Daily Loan Balance	Average Interest Rate
19	$925,467	5.30%

Outstanding loan balances as of December 31, 2025, if any, are reflected in the Statement of Assets and Liabilities.

16

VANECK VIP EMERGING MARKETS FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of VanEck VIP Trust and Shareholders of VanEck VIP Emerging Markets Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VanEck VIP Emerging Markets Fund (one of the funds constituting VanEck VIP Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the four years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended December 31, 2021, and the financial highlights for each of the periods ended on or prior to December 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 15, 2022, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
New York, New York
February 13, 2026

We have served as the auditor of one or more investment companies in the VanEck Funds complex since 2022.

17

VANECK VIP EMERGING MARKETS FUND

TAX INFORMATION

(unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2025. Please consult your tax advisor for proper treatment of this information.

Record Date:	8/20/2025
Payable Date:	8/21/2025
Ordinary Income Paid Per Share - Initial Class	$0.076600
Ordinary Income Paid Per Share - Class S	$0.044800
Dividends Qualifying for the Dividends Received Deduction for Corporations	1.17%*
Foreign Source Income	74.34% *
Foreign Taxes Paid Per Share - Initial Class and Class S	$0.076200

*	Expressed as a percentage of the ordinary income distribution grossed up for foreign taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments.

18

VANECK VIP TRUST

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

VANECK VIP TRUST

VanEck VIP Emerging Markets Bond Fund
VanEck VIP Emerging Markets Fund
VanEck VIP Global Gold Fund
VanEck VIP Global Resources Fund

A Special Meeting of Shareholders of VanEck VIP Trust (the “Trust”) was held at the offices of the Trust, 666 Third Avenue, 9th Floor, New York, New York 10017 on December 5, 2025. The purpose of the meeting was to elect Trustees of the Trust. At the meeting, the following persons were elected by the shareholders to serve as Trustees of the Trust: Jayesh Bhansali, Sara Bonesteel, Jon Lukomnik, Kevin Moore, Jane DiRenzo Pigott, R. Alastair Short, and Jan F. van Eck. No other business was transacted at the meeting.

The results of the voting at the meeting are as follows:

Proposal: To elect a Board of Trustees*:
Name	For	Withheld
Jayesh Bhansali	20,564,453.477	950,861.950
Sara Bonesteel	20,634,977.874	880,337.553
Jon Lukomnik	20,531,076.061	984,239.366
Kevin Moore	20,686,324.456	828,990.971
Jane DiRenzo Pigott	20,637,454.194	877,861.233
R. Alastair Short	20,660,633.948	854,861.479
Jan F. van Eck	20,677,058.846	838,256.581
Total Trust Shares Outstanding**: 27,998,004.352

* Results are for all series portfolios within the Trust.

** As of the record date.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

Approval of Investment Advisory Contracts

Not applicable.

19

December 31, 2025 ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

VanEck VIP Trust

VanEck VIP Global Gold Fund

800.826.2333	vaneck.com

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VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2025

	Number of Shares	Value
COMMON STOCKS: 95.8%
Australia: 14.8%
Anglogold Ashanti PLC (USD)	90,900	$7,751,952
Emerald Resources NL *	467,181	1,943,322
Evolution Mining Ltd.	163,000	1,364,104
Northern Star Resources Ltd.	217,682	3,830,691
Perseus Mining Ltd.	118,600	445,862
Predictive Discovery Ltd. *	8,877,272	4,309,570
Westgold Resources Ltd. (CAD)	349,224	1,468,087
		21,113,588
Brazil: 3.5%
Wheaton Precious Metals Corp. (USD)	42,153	4,953,821

Burkina Faso: 1.0%
IAMGOLD Corp. (USD) *	91,200	1,503,888

Canada: 59.5%
Agnico Eagle Mines Ltd. (USD)	55,690	9,441,126
Alamos Gold, Inc. (USD) †	188,083	7,256,242
Artemis Gold, Inc. *	103,400	2,764,013
Barrick Mining Corp. (USD)	192,300	8,374,665
Centerra Gold, Inc. (USD)	105,200	1,511,724
DPM Metals, Inc.	56,000	1,730,735
Franco-Nevada Corp. (USD)	21,130	4,379,826
G Mining Ventures Corp. *	324,290	9,802,770
Galway Metals, Inc. *	409,776	223,913
Kinross Gold Corp. (USD)	183,776	5,175,132
Liberty Gold Corp. *	3,563,409	2,154,843
Lundin Gold, Inc.	39,900	3,314,559
OceanaGold Corp.	132,766	3,762,776
Omai Gold Mines Corp. *∞ ø	97,000	93,828
Omai Gold Mines Corp. *	2,146,352	2,189,278
OR Royalties, Inc. (USD)	68,300	2,417,137
Osisko Development Corp. *	177,000	599,650
Osisko Development Corp. *∞ ø	114,223	375,979
Osisko Development Corp. (USD) * †	32,916	114,877
Pan American Silver Corp. (USD)	100,834	5,224,210
Skeena Resources Ltd. *	136,953	3,252,827
Snowline Gold Corp. *	246,700	3,120,259
Tectonic Metals, Inc. *	324,000	207,730
Torex Gold Resources, Inc.	58,200	2,779,081
Troilus Mining Corp. *	2,303,900	2,635,331
Vizsla Silver Corp. (USD) *	147,000	804,090
West Point Gold Corp. *	644,500	652,694
West Red Lake Gold Mines Ltd. *	956,200	724,526
		85,083,821
Ghana: 0.5%
Galiano Gold, Inc. (CAD) *	292,744	744,364

Ivory Coast: 3.5%
Montage Gold Corp. (CAD) *	697,800	5,022,960
	Number of Shares	Value
Netherlands: 0.0%
Meridian Mining PLC (CAD) *	31,177	$34,526

South Africa: 3.6%
Gold Fields Ltd. (ADR)	119,100	5,199,906

United States: 9.4%
Newmont Corp.	123,631	12,344,555
Royal Gold, Inc.	4,910	1,091,444
		13,435,999
Total Common Stocks (Cost: $46,819,503)		137,092,873

WARRANTS: 0.3%
Canada: 0.3%
Liberty Gold Corp., CAD 0.45, exp. 05/17/26*∞ ø	518,048	136,580
Osisko Development Corp., USD 2.56, exp. 08/16/27*∞ ø	88,500	125,643
West Point Gold Corp., CAD 0.55, exp. 06/10/27*∞ ø	322,250	204,482

Total Warrants (Cost: $74,207)		466,705

EXCHANGE TRADED FUND: 3.4%(a) (Cost: $2,599,356)
United States: 3.4%
SPDR Gold MiniShares Trust *	57,100	4,874,627

MONEY MARKET FUND: 0.8% (Cost: $1,157,598)
Invesco Treasury Portfolio - Institutional Class 3.64%(b)	1,157,598	1,157,598

Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $50,650,664)		143,591,803

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1%
Money Market Fund: 0.1% (Cost: $118,444)
State Street Navigator Securities Lending Government Money Market Portfolio 3.80%(b)	118,444	118,444

Total Investments: 100.4% (Cost: $50,769,108)		143,710,247
Liabilities in excess of other assets: (0.4)%		(614,142)
NET ASSETS: 100.0%		$143,096,105

See Notes to Consolidated Financial Statements

2

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

Footnotes:

(a)	The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov or on the underlying fund’s webpage.
(b)	The rate shown is the 7-day yield as of 12/31/25.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $7,002,530.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
ø	Restricted Security – the aggregate value of restricted securities is $936,512, or 0.7% of net assets

Restricted securities held by the Fund as of December 31, 2025 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Liberty Gold Corp. *	05/17/2024	518,048	$0	$136,580	0.1%
Omai Gold Mines Corp.	10/01/2025	97,000	80,010	93,828	0.1%
Osisko Development Corp. *	07/31/2025	88,500	30,947	125,643	0.1%
Osisko Development Corp.	10/09/2025	114,223	389,309	375,979	0.3%
West Point Gold Corp. *	06/11/2025	322,250	43,259	204,482	0.1%
			$543,525	$936,512	0.7%

*	Warrants

The summary of inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$9,220,039	$11,893,549	$—	$21,113,588
Brazil	4,953,821	—	—	4,953,821
Burkina Faso	1,503,888	—	—	1,503,888
Canada	84,614,014	—	469,807	85,083,821
Ghana	744,364	—	—	744,364
Ivory Coast	5,022,960	—	—	5,022,960
Netherlands	34,526	—	—	34,526
South Africa	5,199,906	—	—	5,199,906
United States	13,435,999	—	—	13,435,999
Warrants *	—	—	466,705	466,705
Exchange Traded Fund	4,874,627	—	—	4,874,627
Money Market Funds	1,276,042	—	—	1,276,042
Total Investments	$130,880,186	$11,893,549	$936,512	$143,710,247

*	See Schedule of Investments for geographic sectors.

See Notes to Consolidated Financial Statements

3

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

Assets:
Investments, at value (Cost $50,650,664) (1)	$143,591,803
Short-term investment held as collateral for securities loaned (2)	118,444
Cash	37,917
Cash denominated in foreign currency, at value (Cost $26,734)	27,079
Receivables:
Dividends and interest	13,663
Prepaid expenses	7,305
Other assets	36,289
Total assets	143,832,500
Liabilities:
Payables:
Shares of beneficial interest redeemed	340,216
Collateral for securities loaned	118,444
Due to Adviser	119,754
Due to Distributor	30,198
Deferred Trustee fees	77,028
Accrued expenses	50,476
Interest	279
Total liabilities	736,395
NET ASSETS	$143,096,105
Net Assets consist of:
Aggregate paid-in capital	$45,456,561
Total distributable earnings	97,639,544
NET ASSETS	$143,096,105
Shares of beneficial interest outstanding	5,878,409
Net asset value, redemption and offering price per share	$24.34
(1) Includes Investment in securities on loan, at market value	$7,002,530
(2) Cost of short-term investment held as collateral for securities loaned	$118,444

See Notes to Consolidated Financial Statements

4

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

Income:
Dividends (Net foreign taxes withheld $120,752)	$1,143,377
Securities lending income	21,966
Total income	1,165,343
Expenses:
Management fees	725,976
Administration fees	241,992
Distribution fees	241,992
Professional fees	92,185
Reports to shareholders	33,171
Trustees’ fees and expenses	31,136
Transfer agent fees	21,345
Custodian fees	19,631
Insurance	14,389
Interest	3,631
Taxes	259
Other	649
Total expenses	1,426,356
Expenses assumed by the Adviser	(18,910)
Net expenses	1,407,446
Net investment loss	(242,103)
Net realized gain (loss) on:
Investments	15,643,214
Foreign currency transactions and foreign denominated assets and liabilities	(13,528)
Net realized gain	15,629,686
Net change in unrealized appreciation (depreciation) on:
Investments	77,065,829
Foreign currency translations and foreign denominated assets and liabilities	166
Net change in unrealized appreciation (depreciation)	77,065,995
Net increase in net assets resulting from operations	$92,453,578

See Notes to Consolidated Financial Statements

5

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment loss	$(242,103)	$(87,892)
Net realized gain	15,629,686	5,397,351
Net change in unrealized appreciation (depreciation)	77,065,995	1,846,241
Net increase in net assets resulting from operations	92,453,578	7,155,700
Distributions to shareholders from:
Distributable earnings	(1,310,001)	(1,772,283)

Share transactions*:
Proceeds from sale of shares	58,502,589	17,809,609
Reinvestment of distributions	1,310,001	1,772,283
Cost of shares redeemed	(65,521,423)	(21,237,149)
Net decrease in net assets resulting from share transactions	(5,708,833)	(1,655,257)
Total increase in net assets	85,434,744	3,728,160
Net Assets, beginning of year	57,661,361	53,933,201
Net Assets, end of year	$143,096,105	$57,661,361
* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Shares sold	3,959,459	1,907,497
Shares reinvested	81,014	174,094
Shares redeemed	(4,342,053)	(2,340,600)
Net decrease	(301,580)	(259,009)

See Notes to Consolidated Financial Statements

6

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.33	$8.38	$7.59	$8.77	$11.68
Net investment income (loss) (a)	(0.04)	(0.01)	0.02	0.03	(0.01)
Net realized and unrealized gain (loss) on investments	15.27	1.24	0.77	(1.21)	(1.67)
Total from investment operations	15.23	1.23	0.79	(1.18)	(1.68)
Distributions from:
Net investment income	(0.22)	(0.28)	—	—	(1.23)
Net asset value, end of year	$24.34	$9.33	$8.38	$7.59	$8.77

Total return (b)	164.43%	14.41%	10.41%	(13.45)%	(13.91)%
Ratios to average net assets
Gross expenses	1.47%	1.58%	1.55%	1.53%	1.58%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income (loss)	(0.25)%	(0.15)%	0.23%	0.35%	(0.08)%

Supplemental data
Net assets, end of year (in millions)	$143	$58	$54	$46	$51
Portfolio turnover rate (c)	55%	44%	35%	39%	38%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund. Returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these fees and expenses were included the returns would be lower.
(c)	Portfolio turnover is not annualized.

See Notes to Consolidated Financial Statements

7

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2025

Note 1—Fund Organization

VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Global Gold Fund (the “Fund”) is a non-diversified series of the Trust and seeks long-term capital appreciation by investing in common stocks of gold-mining companies or directly in gold bullion and other metals. The Fund may effect certain investments through the wholly owned VIP Gold Fund Subsidiary (the “Subsidiary”). The Fund currently offers a single class of shares: Class S shares. Van Eck Associates Corp. (the “Adviser”) serves as the investment adviser for the Fund.

Note 2—Significant Accounting Policies

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Fund’s significant accounting policies.

A.	Security Valuation

The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. market, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Open-end mutual fund investments (including money market funds) are valued at their net asset value each business day and are categorized as Level 1.

8

Note 2—Significant Accounting Policies (continued)

A.	Security Valuation (continued)

The Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as valuation designee to perform the Fund’s fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee of the Adviser convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Consolidated Schedule of Investments.

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Consolidated Schedule of Investments.

B.	Basis for Consolidation

The Subsidiary, a Cayman Islands exempted company, acts as an investment vehicle in order to effect certain investments on behalf of the Fund. All interfund account balances and transactions between the Fund and Subsidiary have been eliminated in consolidation. As of December 31, 2025, the Fund held $4,887,831 in its Subsidiary, representing 3.4% of the Fund’s net assets.

C.	Federal Income Taxes

It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

D.	Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

9

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(continued)

Note 2—Significant Accounting Policies (continued)

E.	Distributions to Shareholders

Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by the Fund. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

F.	Restricted Securities

The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Consolidated Schedule of Investments.

G.	Warrants

The Fund may invest in warrants whose values are linked to indices or underlying instruments. The Fund may use these warrants to gain exposure to markets that might be difficult to invest in through conventional securities. Warrants may be more volatile than their linked indices or underlying instruments. Potential losses are limited to the amount of the original investment. Warrants held at December 31, 2025 are reflected in the Consolidated Schedule of Investments.

H.	Offsetting Assets and Liabilities

In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Fund may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Fund presents securities lending assets and liabilities on a gross basis in the Consolidated Statement of Assets and Liabilities. Cash collateral received for securities lending held in the form of money market fund investments, if any, at December 31, 2025 is presented in the Consolidated Schedule of Investments and in the Consolidated Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

I.	Segment Reporting

The Fund’s Chief Financial Officer and the Fund’s Treasurer act as the Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

J.	Other

Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Consolidated Statement of Operations.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would

10

Note 2—Significant Accounting Policies (continued)

J.	Other (continued)

involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3— Investment Management and Other Agreements

The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets, 0.65% of the next $250 million of average daily net assets and 0.50% of the average daily net assets in excess of $750 million. The Adviser has agreed, until May 1, 2026, to waive fees and/or assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.45% of the Fund’s average daily net assets. Refer to the Consolidated Statement of Operations for the amounts assumed by the Adviser for the year ended December 31, 2025.

The Adviser also performs accounting and administrative services for the Fund. The Adviser is paid a monthly fee at a rate of 0.25% of the average daily net assets for the Fund per year on the first $750 million of the average daily net assets, and 0.20% per year of the average daily net assets in excess of $750 million. The amount received by the Adviser pursuant to this contract for the year ended December 31, 2025 is recorded as Administration fees in the Consolidated Statement of Operations.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Fund’s distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At December 31, 2025, the aggregate shareholder accounts of two insurance companies owned approximately 58% and 33% of the Fund’s outstanding shares of beneficial interest. Investment activities by these shareholders could have a material impact to the Fund.

Note 4—12b-1 Plan of Distribution

Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets, and is recorded as Distribution fees in the Statement of Operations.

Note 5—Investments

For the year ended in December 31, 2025, the cost of purchases and proceeds from sales of investments, excluding U.S. Government securities and short-term investments, aggregated to $52,676,454 and $60,971,124, respectively.

Note 6—Income Taxes

As of December 31, 2025, for Federal income tax purposes, the identified tax cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$72,082,474	$72,523,254	$(882,277)	$71,640,977

As of December 31, 2025, the components of total distributable earnings (loss) on a tax basis, for the Fund, were as follows:

11

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(continued)

Note 6—Income Taxes (continued)

Undistributed Ordinary Income	(Accumulated Capital Losses^)/ Undistributed Capital Gains	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
$18,486,485	$7,597,743	$(77,027)	$71,632,343	$97,639,544

^	These accumulated capital losses are available to offset future capital gains and have an unlimited expiration

During the year ended December 31, 2025, the Fund utilized $5,695,072 of its accumulated capital losses available from prior years.

The tax character of distributions paid to shareholders was as follows:

December 31, 2025	December 31, 2024
Ordinary	Ordinary
Income	Income
$1,310,001	$1,772,283

During the year ended December 31, 2025 as a result of permanent book to tax differences primarily due to differences in the treatment of income and realized gains from the Fund’s controlled foreign corporation subsidiary, the Fund incurred differences that affected distributable earnings and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Increase (Decrease) in Total Distributable Earnings (Loss)	Increase (Decrease) in Aggregate Paid in Capital
$10,193	$(10,193)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Consolidated Statement of Operations. During the year ending in December 31, 2025, the Fund did not incur any such interest or penalties.

In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific information regarding income taxes paid. The new disclosures are effective for funds with fiscal years beginning after December 15, 2025.  Management has determined that no additional disclosures are required for the Fund, since the Fund pays no federal income taxes and has immaterial amounts of state, local and foreign taxes.

Note 7—Principal Risks

A non-diversified fund generally holds securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable

12

Note 7—Principal Risks (continued)

information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters. Additionally, the Fund may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade, and potentially less liquid than securities issued in more developed markets. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Fund.

The Fund may concentrate its investments in companies which are significantly engaged in the exploration, development, production and distribution of gold and other natural resources such as strategic and other metals, minerals, forest products, oil, natural gas and coal, and by investing in gold bullion and coins. In addition, the Fund may invest up to 25% of its net assets in gold and silver coins, gold, silver, platinum and palladium bullion and exchange traded funds that invest in such coins and bullion and derivatives on the foregoing. Since the Fund may so concentrate, it may be subject to greater risks and market fluctuations than other more diversified portfolios. The production and marketing of gold and other natural resources may be affected by actions and changes in governments. In addition, gold and natural resources may be cyclical in nature.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan

The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust, or other registered investment companies managed by the Adviser, which include VanEck Funds and VanEck ETF Trust, as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Consolidated Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Consolidated Statement of Assets and Liabilities.

Note 9—Securities Lending

To generate additional income, the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statement of Operations. Cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities as it is held by the agent on behalf of the Fund. The Fund does not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bears the risk

13

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(continued)

Note 9—Securities Lending (continued)

of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at December 31, 2025, is presented on a gross basis in the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities. The following is a summary of the Fund’s securities on loan and related collateral as of December 31, 2025:

Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
$7,002,530	$118,444	$7,129,192	$7,247,636

The following table presents money market fund investments held as collateral by type of security on loan as of December 31, 2025:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statement of Assets and Liabilities
Equity Securities	$118,444

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit

The Fund participates with the VanEck VIP Trust and the VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Fund based on prevailing market rates in effect at the time of borrowings. During the year ended December 31, 2025, the Fund borrowed under this facility as follows:

Days Outstanding	Average Daily Loan Balance	Average Interest Rate
25	$912,409	5.64%

Outstanding loan balances as of December 31, 2025, if any, are reflected in the Consolidated Statement of Assets and Liabilities.

14

VANECK VIP GLOBAL GOLD FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of VanEck VIP Trust and Shareholders of VanEck VIP Global Gold Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of VanEck VIP Global Gold Fund and its subsidiary (one of the funds constituting VanEck VIP Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related consolidated statement of operations for the year ended December 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the consolidated financial highlights for each of the four years in the period ended December 31, 2025 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year ended December 31, 2025, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the four years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

The consolidated financial statements of the Fund as of and for the year ended December 31, 2021, and the consolidated financial highlights for each of the periods ended on or prior to December 31, 2021 (not presented herein, other than the consolidated financial highlights) were audited by other auditors whose report dated February 15, 2022, expressed an unqualified opinion on those consolidated financial statements and financial highlights.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
February 13, 2026

We have served as the auditor of one or more investment companies in the VanEck Funds complex since 2022.

15

VANECK VIP GLOBAL GOLD FUND

TAX INFORMATION

(unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2025. Please consult your tax advisor for proper treatment of this information.

Record Date:	8/20/2025
Payable Date:	8/21/2025
Ordinary Income Paid Per Share - Class S	$0.220330
Dividends Qualifying for the Dividends Received Deduction for Corporations	7.18% *
Foreign Source Income	27.07% *
Foreign Taxes Paid Per Share - Class S	$0.012700

*	Expressed as a percentage of the ordinary income distribution grossed up for foreign taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments.

16

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

VANECK VIP TRUST

VanEck VIP Emerging Markets Bond Fund
VanEck VIP Emerging Markets Fund
VanEck VIP Global Gold Fund
VanEck VIP Global Resources Fund

A Special Meeting of Shareholders of VanEck VIP Trust (the “Trust”) was held at the offices of the Trust, 666 Third Avenue, 9th Floor, New York, New York 10017 on December 5, 2025. The purpose of the meeting was to elect Trustees of the Trust. At the meeting, the following persons were elected by the shareholders to serve as Trustees of the Trust: Jayesh Bhansali, Sara Bonesteel, Jon Lukomnik, Kevin Moore, Jane DiRenzo Pigott, R. Alastair Short, and Jan F. van Eck. No other business was transacted at the meeting.

The results of the voting at the meeting are as follows:

Proposal: To elect a Board of Trustees*:

Name	For	Withheld
Jayesh Bhansali	20,564,453.477	950,861.950
Sara Bonesteel	20,634,977.874	880,337.553
Jon Lukomnik	20,531,076.061	984,239.366
Kevin Moore	20,686,324.456	828,990.971
Jane DiRenzo Pigott	20,637,454.194	877,861.233
R. Alastair Short	20,660,633.948	854,861.479
Jan F. van Eck	20,677,058.846	838,256.581
Total Trust Shares Outstanding**: 27,998,004.352

* Results are for all series portfolios within the Trust.
** As of the record date.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

Approval of Investment Advisory Contracts

Not applicable.

17

December 31, 2025 ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

VanEck VIP Trust

VanEck VIP Global Resources Fund

800.826.2333	vaneck.com

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VANECK VIP GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

December 31, 2025

	Number of Shares	Value
COMMON STOCKS: 99.1%
Australia: 3.2%
Glencore PLC (GBP)	1,795,600	$9,815,936
Lynas Rare Earths Ltd. * †	167,600	1,374,560
		11,190,496
Belgium: 0.8%
Titan America SA (USD)	177,500	2,925,200

Brazil: 1.6%
Suzano SA	617,900	5,793,911

Canada: 25.4%
Agnico Eagle Mines Ltd. (USD)	64,522	10,938,414
Alamos Gold, Inc. (USD) †	103,200	3,981,456
Barrick Mining Corp. (USD)	297,274	12,946,283
Cameco Corp. (USD)	31,600	2,891,084
Capstone Copper Corp. * †	509,200	5,112,219
Cenovus Energy, Inc. (USD) †	84,300	1,426,356
Franco-Nevada Corp. (USD)	36,300	7,524,264
Hudbay Minerals, Inc. (USD)	206,600	4,101,010
Kinross Gold Corp. (USD)	384,300	10,821,888
Neo Performance Materials, Inc.	140,200	1,589,386
NGEx Minerals Ltd. *	104,700	1,952,803
Nutrien Ltd. (USD)	166,565	10,280,392
Pan American Silver Corp. (USD)	143,600	7,439,916
Suncor Energy, Inc.	122,500	5,437,106
West Fraser Timber Co. Ltd. †	51,100	3,126,201
		89,568,778
China: 1.2%
PetroChina Co. Ltd. (HKD)	4,031,000	4,345,008

France: 3.9%
Nexans SA	28,800	4,233,600
TotalEnergies SE	144,500	9,421,109
		13,654,709
Ireland: 1.3%
Smurfit WestRock PLC (USD)	116,600	4,508,922

Luxembourg: 1.1%
ArcelorMittal SA (USD)	86,000	3,919,020

Netherlands: 2.7%
JBS NV (USD) *	669,050	9,647,701

South Africa: 8.1%
Anglo American PLC (GBP)	272,377	11,266,194
Gold Fields Ltd. (ADR)	174,300	7,609,938
Northam Platinum Holdings Ltd.	254,700	5,168,613
Valterra Platinum Ltd. (GBP) †	55,028	4,592,500
		28,637,245
United Kingdom: 5.6%
Shell PLC (ADR)	205,500	15,100,140
Yellow Cake PLC 144A *	573,700	4,541,901
		19,642,041
	Number of Shares	Value
United States: 42.6%
Alcoa Corp.	81,900	$4,352,166
Archer-Daniels-Midland Co.	102,000	5,863,980
Chevron Corp.	45,500	6,934,655
Commercial Metals Co.	65,400	4,526,988
ConocoPhillips	23,143	2,166,416
Corteva, Inc.	59,433	3,983,794
Diamondback Energy, Inc.	10,488	1,576,661
Energy Fuels, Inc. * †	62,900	914,566
EQT Corp.	95,200	5,102,720
Expand Energy Corp.	45,800	5,054,488
Exxon Mobil Corp.	120,126	14,455,963
First Solar, Inc. *	7,100	1,854,733
Freeport-McMoRan, Inc.	81,339	4,131,208
Graphic Packaging Holding Co.	105,400	1,587,324
Hormel Foods Corp.	91,300	2,163,810
International Paper Co.	91,800	3,616,002
Ivanhoe Electric, Inc. / US *	265,811	4,247,660
Kirby Corp. *	44,100	4,858,938
Marathon Petroleum Corp.	18,500	3,008,655
MasTec, Inc. *	10,600	2,304,122
Mosaic Co.	190,300	4,584,327
Newmont Corp.	119,796	11,961,630
Ormat Technologies, Inc.	79,480	8,780,156
Packaging Corp. of America	21,900	4,516,437
Permian Resources Corp.	112,649	1,580,465
Phillips 66	50,600	6,529,424
Solaris Energy Infrastructure, Inc.	130,200	5,985,294
Steel Dynamics, Inc.	30,900	5,236,005
Tyson Foods, Inc.	64,000	3,751,680
Uranium Energy Corp. *	128,100	1,496,208
Valero Energy Corp.	45,700	7,439,503
WaterBridge Infrastructure LLC *	47,700	954,477
Weyerhaeuser Co.	193,800	4,591,122
		150,111,577
Zambia: 1.6%
First Quantum Minerals Ltd. (CAD) *	208,900	5,600,903
Total Common Stocks (Cost: $247,975,450)		349,545,511

MONEY MARKET FUND: 3.0% (Cost: $10,405,954)
Invesco Treasury Portfolio - Institutional Class 3.64%(a)	10,405,954	10,405,954

Total Investments Before Collateral for Securities Loaned: 102.1% (Cost: $258,381,404)		359,951,465

See Notes to Financial Statements

2

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.0%
Money Market Fund: 1.0% (Cost: $3,468,673)
State Street Navigator Securities Lending Government Money Market Portfolio 3.80%(a)	3,468,673	$3,468,673
Total Investments: 103.1% (Cost: $261,850,077)		363,420,138
Liabilities in excess of other assets: (3.1)%		(11,063,375)
NET ASSETS: 100.0%		$352,356,763

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

(a)	The rate shown is the 7-day yield as of 12/31/25.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $16,989,304.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $4,541,901, or 1.3% of net assets.

The summary of inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$11,190,496	$—	$11,190,496
Belgium	2,925,200	—	—	2,925,200
Brazil	—	5,793,911	—	5,793,911
Canada	89,568,778	—	—	89,568,778
China	—	4,345,008	—	4,345,008
France	—	13,654,709	—	13,654,709
Ireland	4,508,922	—	—	4,508,922
Luxembourg	3,919,020	—	—	3,919,020
Netherlands	9,647,701	—	—	9,647,701
South Africa	7,609,938	21,027,307	—	28,637,245
United Kingdom	15,100,140	4,541,901	—	19,642,041
United States	150,111,577	—	—	150,111,577
Zambia	5,600,903	—	—	5,600,903
Money Market Funds	13,874,627	—	—	13,874,627
Total Investments	$302,866,806	$60,553,332	$—	$363,420,138

See Notes to Financial Statements

3

VANECK VIP GLOBAL RESOURCES FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

Assets:
Investments, at value (Cost $258,381,404) (1)	$359,951,465
Short-term investment held as collateral for securities loaned (2)	3,468,673
Cash denominated in foreign currency, at value (Cost $302)	309
Receivables:
Investment securities sold	3,107
Shares of beneficial interest sold	608,559
Dividends and interest	436,329
Prepaid expenses	12,313
Other assets	74,155
Total assets	364,554,910
Liabilities:
Payables:
Shares of beneficial interest redeemed	7,893,616
Collateral for securities loaned	3,468,673
Due to Adviser	285,463
Due to custodian	101,504
Due to Distributor	41,615
Deferred Trustee fees	332,693
Accrued expenses	74,583
Total liabilities	12,198,147
NET ASSETS	$352,356,763
Net Assets consist of:
Aggregate paid-in capital	$315,021,131
Total distributable earnings	37,335,632
NET ASSETS	$352,356,763
(1) Includes Investment in securities on loan, at market value	$16,989,304
(2) Cost of short-term investment held as collateral for securities loaned	$3,468,673
Initial Class:
Net Assets	$159,069,342
Shares of beneficial interest outstanding	4,747,058
Net asset value, redemption and offering price per share	$33.51
Class S:
Net Assets	$193,287,421
Shares of beneficial interest outstanding	6,045,639
Net asset value, redemption and offering price per share	$31.97

See Notes to Financial Statements

4

VANECK VIP GLOBAL RESOURCES FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

Income:
Dividends (Net foreign taxes withheld $347,202)	$9,164,980
Securities lending income	48,888
Total income	9,213,868
Expenses:
Management fees	2,782,585
Distribution fees – Class S	395,305
Professional fees	88,605
Transfer agent fees – Initial Class	40,834
Transfer agent fees – Class S	36,674
Trustees’ fees and expenses	71,522
Reports to shareholders	53,981
Insurance	26,794
Custodian fees	23,364
Taxes	259
Other	15,542
Total expenses	3,535,465
Net investment income	5,678,403

Net realized gain (loss) on:
Investments (a)	17,240,615
Forward foreign currency contracts	3
Foreign currency transactions and foreign denominated assets and liabilities	(18,193)
Net realized gain	17,222,425
Net change in unrealized appreciation (depreciation) on:
Investments	68,786,969
Foreign currency translations and foreign denominated assets and liabilities	16,179

Net change in unrealized appreciation (depreciation)	68,803,148
Net increase in net assets resulting from operations	$91,703,976

(a)	Net of foreign taxes of $28,923

See Notes to Financial Statements

5

VANECK VIP GLOBAL RESOURCES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income	$5,678,403	$7,409,569
Net realized gain	17,222,425	12,143,097
Net change in unrealized appreciation (depreciation)	68,803,148	(26,199,499)
Net increase (decrease) in net assets resulting from operations	91,703,976	(6,646,833)

Distributions to shareholders from:
Distributable earnings
Initial Class	(3,404,737)	(3,694,901)
Class S	(3,695,317)	(3,605,151)
Total distributions	(7,100,054)	(7,300,052)
Share transactions *:
Proceeds from sale of shares
Initial Class	24,163,448	21,223,843
Class S	52,703,314	18,277,965
	76,866,762	39,501,808
Reinvestment of distributions
Initial Class	3,404,737	3,694,901
Class S	3,695,317	3,605,151
	7,100,054	7,300,052
Cost of shares redeemed
Initial Class	(27,992,514)	(48,814,289)
Class S	(43,142,642)	(39,238,116)
	(71,135,156)	(88,052,405)

Net increase (decrease) in net assets resulting from share transactions	12,831,660	(41,250,545)
Total increase (decrease) in net assets	97,435,582	(55,197,430)
Net Assets, beginning of year	254,921,181	310,118,611
Net Assets, end of year	$352,356,763	$254,921,181

* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Initial Class:
Shares sold	836,395	794,413
Shares reinvested	118,056	135,842
Shares redeemed	(981,506)	(1,818,295)
Net decrease	(27,055)	(888,040)
Class S:
Shares sold	1,852,046	710,067
Shares reinvested	134,180	138,660
Shares redeemed	(1,540,746)	(1,525,763)
Net increase (decrease)	445,480	(677,036)

See Notes to Financial Statements

6

VANECK VIP GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Initial Class
	Year Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$25.18	$26.59	$28.39	$26.61	$22.48
Net investment income (a)	0.60	0.71	0.61	0.69	0.40
Net realized and unrealized gain (loss) on investments	8.47	(1.41)	(1.63)	1.57	3.84
Total from investment operations	9.07	(0.70)	(1.02)	2.26	4.24
Distributions from:
Net investment income	(0.74)	(0.71)	(0.78)	(0.48)	(0.11)
Net asset value, end of year	$33.51	$25.18	$26.59	$28.39	$26.61
Total return (b)	36.48%	(2.83)%	(3.58)%	8.39%	18.92%

Ratios to average net assets
Expenses	1.08%	1.09%	1.12%	1.09%	1.09%
Expenses excluding interest and taxes	1.08%	1.09%	1.12%	1.08%	N/A
Net investment income	2.08%	2.65%	2.23%	2.37%	1.54%
Supplemental data
Net assets, end of year (in millions)	$159	$120	$151	$192	$169
Portfolio turnover rate (c)	43%	57%	44%	55%	27%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund. Returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these fees and expenses were included the returns would be lower.
(c)	Portfolio turnover is not annualized.

See Notes to Financial Statements

7

VANECK VIP GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class S
	Year Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$24.05	$25.42	$27.16	$25.49	$21.55
Net investment income (a)	0.50	0.63	0.52	0.59	0.33
Net realized and unrealized gain (loss) on investments	8.09	(1.37)	(1.57)	1.51	3.69
Total from investment operations	8.59	(0.74)	(1.05)	2.10	4.02
Distributions from:
Net investment income	(0.67)	(0.63)	(0.69)	(0.43)	(0.08)
Net asset value, end of year	$31.97	$24.05	$25.42	$27.16	$25.49
Total return (b)	36.17%	(3.09)%	(3.84)%	8.12%	18.68%

Ratios to average net assets
Expenses	1.32%	1.33%	1.36%	1.33%	1.34%
Net investment income	1.82%	2.44%	1.99%	2.14%	1.31%
Supplemental data
Net assets, end of year (in millions)	$193	$135	$160	$213	$173
Portfolio turnover rate (c)	43%	57%	44%	55%	27%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund. Returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these fees and expenses were included the returns would be lower.
(c)	Portfolio turnover is not annualized.

See Notes to Financial Statements

8

VANECK VIP GLOBAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

Note 1—Fund Organization

VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Global Resources Fund (the “Fund”) is a diversified series of the Trust and seeks long-term capital appreciation by investing primarily in global resources securities. The Fund offers two classes of shares: Initial Class Shares and Class S Shares. The two classes are identical except Class S Shares are subject to a distribution fee. Van Eck Associates Corp. (the “Adviser”) serves as the investment adviser for the Fund.

Note 2—Significant Accounting Policies

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Fund’s significant accounting policies.

A.	Security Valuation

The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Open-end mutual fund investments (including money market funds) are valued at their net asset value each business day and are categorized as Level 1.

9

VANECK VIP GLOBAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 2—Significant Accounting Policies (continued)

A.	Security Valuation (continued)

The Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as valuation designee to perform the Fund’s fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee of the Adviser convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes

It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

D.	Distributions to Shareholders

Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

10

Note 2—Significant Accounting Policies (continued)

E.	Restricted Securities

The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Schedule of Investments.

F.	Use of Derivative Instruments

The Fund may invest in derivative instruments, including, but not limited to, options, futures, swaps and forward foreign currency contracts. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. At December 31, 2025, the Fund held no derivative contracts.

Forward Foreign Currency Contracts

The Fund may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities, gain currency exposure or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in realized gain (loss) on forward foreign currency contracts in the Statement of Operations. During the year ended December 31, 2025 the Fund held forward foreign currency contracts for one month. The average amounts purchased (in U.S. dollars) was $33,609. At December 31, 2025, the Fund held no forward foreign currency contracts. The impact of transactions in derivative instruments during the year ended December 31, 2025, was as follows:

Foreign Currency Risk
Realized gain:
Forward foreign currency contracts[1]	$3

1	Statement of Operations location: Net realized gain (loss) on forward foreign currency contracts

G.	Offsetting Assets and Liabilities

In the ordinary course of business, the Fund enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Fund may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Fund presents securities lending assets and liabilities on a gross basis in the Statement of Assets and Liabilities. Cash collateral received for securities lending held in the form of money market fund investments, if any, at December 31, 2025 is presented in the Schedule of Investments and in the Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

11

VANECK VIP GLOBAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 2—Significant Accounting Policies (continued)

H.	Segment Reporting

The Fund’s Chief Financial Officer and the Fund’s Treasurer act as the Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

I. Other

Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date.

Income, non-class specific expenses, gains and losses on investments are allocated to each class of shares based on its relative net assets. Expenses directly attributable to a specific class are charged to that class.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statement of Operations.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements

The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.95% of the first $500 million of average daily net assets, 0.90% of the next $250 million of average daily net assets and 0.70% of the average daily net assets in excess of $750 million. The Adviser has agreed, until May 1, 2026, to waive fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.20% and 1.45% of average daily net assets for Initial Class Shares and Class S Shares, respectively. During the year ended December 31, 2025, there were no waivers or expenses assumed by the Adviser.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At December 31, 2025, the aggregate shareholder accounts of two insurance companies owned approximately 43% and 27% of the Initial Class Shares, and three insurance companies owned approximately 38%, 36%, 16% of the Class S Shares. Investment activities by these shareholders could have a material impact to the fund.

Note 4—12b-1 Plan of Distribution

Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class S Shares, and is recorded as Distribution fees in the Statement of Operations.

12

Note 5—Investments

For the year ended in December 31, 2025, the cost of purchases and proceeds from sales of investments, excluding U.S. Government securities and short-term investments, aggregated to $135,548,230 and $124,623,786, respectively.

Note 6—Income Taxes

As of December 31, 2025, for Federal income tax purposes, the identified tax cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$263,741,065	$110,213,695	$(10,534,622)	$99,679,073

As of December 31, 2025, the components of total distributable earnings (loss) on a tax basis, for the Fund, were as follows:

Undistributed Ordinary Income	(Accumulated Capital Losses^)/ Undistributed Capital Gains	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
$6,357,096	$(68,371,024)	$(332,695)	$99,682,255	$37,335,632

^ These accumulated capital losses are available to offset future capital gains and have an unlimited expiration.

During the year ended December 31, 2025, the Fund utilized $16,800,665 of its accumulated capital losses available from prior years.

The tax character of distributions paid to shareholders was as follows:

December 31, 2025	December 31, 2024
Ordinary Income	Ordinary Income
$7,100,054	$7,300,052

Each year, the Fund assesses the need for any reclassifications due to permanent book to tax differences that affect distributable earnings (losses) and aggregate paid in capital. Net assets are not affected by these reclassifications. During the year ended December 31, 2025, the Fund did not have any reclassifications.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the year ending in December 31, 2025, the Fund did not incur any such interest or penalties.

In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific information regarding income taxes paid. The new disclosures are effective for funds with fiscal years beginning after December 15, 2024. Management has

13

VANECK VIP GLOBAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 6—Income Taxes (continued)

determined that no additional disclosures are required for the Fund, since the Fund pays no federal income taxes and has immaterial amounts of state, local and foreign taxes.

Note 7—Principal Risks

The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments and political conflicts, or natural or other disasters. Additionally, the Fund may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade and potentially less liquid than securities issued in developed markets. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States.

The Fund concentrates its investments in the securities of global resource companies, including precious metals, base and industrial metals, energy, natural resources and other commodities. Since the Fund may so concentrate, it may be subject to greater risks and market fluctuations than other more diversified portfolios. Changes in general economic conditions, including commodity price volatility, changes in exchange rates, imposition of import controls, rising interest rates, prices of raw materials and other commodities, depletion of resources and labor relations, could adversely affect the Fund’s portfolio companies.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan

The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust, or other registered investment companies managed by the adviser, which include VanEck Funds and VanEck ETF Trust, as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 9—Securities Lending

To generate additional income, the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statement of Operations. Cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Schedule of Investments or Statement of Assets and Liabilities as it is held by the agent on behalf of the Fund. The Fund does not have the ability to re-hypothecate those securities. Loans are subject

14

Note 9—Securities Lending (continued)

to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at December 31, 2025, is presented on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities. The following is a summary of the Fund’s securities on loan and related collateral as of December 31, 2025:

Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
$16,989,304	$3,468,673	$14,435,504	$17,904,177

The following table presents money market fund investments held as collateral by type of security on loan as of December 31, 2025:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statement of Assets and Liabilities
Equity Securities	$3,468,673

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit

The Fund participates with the VanEck VIP Trust and the VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Fund based on prevailing market rates in effect at the time of borrowings. During the year ended December 31, 2025, the Fund did not borrow under this facility.

15

VANECK VIP GLOBAL RESOURCES FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of VanEck VIP Trust and Shareholders of VanEck VIP Global Resources Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VanEck VIP Global Resources Fund (one of the funds constituting VanEck VIP Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the four years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended December 31, 2021, and the financial highlights for each of the periods ended on or prior to December 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 15, 2022, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, transfer agent and broker; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
February 13, 2026

We have served as the auditor of one or more investment companies in the VanEck Funds complex since 2022.

16

VANECK VIP GLOBAL RESOURCES FUND

TAX INFORMATION

(unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2025. Please consult your tax advisor for proper treatment of this information.

Record Date:	8/20/2025
Payable Date:	8/21/2025
Ordinary Income Paid Per Share – Initial Class	$0.736620
Ordinary Income Paid Per Share – Class S	$0.670570
Dividends Qualifying for the Dividends Received Deduction for Corporations	38.44%

17

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

VANECK VIP TRUST

VanEck VIP Emerging Markets Bond Fund
VanEck VIP Emerging Markets Fund
VanEck VIP Global Gold Fund
VanEck VIP Global Resources Fund

A Special Meeting of Shareholders of VanEck VIP Trust (the “Trust”) was held at the offices of the Trust, 666 Third Avenue, 9th Floor, New York, New York 10017 on December 5, 2025. The purpose of the meeting was to elect Trustees of the Trust. At the meeting, the following persons were elected by the shareholders to serve as Trustees of the Trust: Jayesh Bhansali, Sara Bonesteel, Jon Lukomnik, Kevin Moore, Jane DiRenzo Pigott, R. Alastair Short, and Jan F. van Eck. No other business was transacted at the meeting.

The results of the voting at the meeting are as follows:

Proposal: To elect a Board of Trustees*:

Name	For	Withheld
Jayesh Bhansali	20,564,453.477	950,861.950
Sara Bonesteel	20,634,977.874	880,337.553
Jon Lukomnik	20,531,076.061	984,239.366
Kevin Moore	20,686,324.456	828,990.971
Jane DiRenzo Pigott	20,637,454.194	877,861.233
R. Alastair Short	20,660,633.948	854,861.479
Jan F. van Eck	20,677,058.846	838,256.581
Total Trust Shares Outstanding**: 27,998,004.352

* Results are for all series portfolios within the Trust.

** As of the record date.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

Approval of Investment Advisory Contracts

Not applicable.

18

Item 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7.

Item 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

Item 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19.	EXHIBITS.

(a)(1)	The code of ethics is attached as EX-99.CODE ETH

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK VIP TRUST

By (Signature and Title)	/s/ John J. Crimmins, CFO

Date March 10, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, CEO

Date March 10, 2026

By (Signature and Title)	/s/ John J. Crimmins, CFO

Date March 10, 2026